Putnam
Master Income
Trust

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

4-30-02

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Fellow Shareholder:

Despite a market environment unsettled by the residual anxiety of the September 11 terrorist attacks, the collapse of Enron, and the new set of uncertainties created by unrest in the Middle East, Putnam Master Income Trust was able to post a solid gain during the six months ended April 30, 2002.

On the following pages, the report from your fund's management team will provide a full discussion of what has been driving the fund's performance as well as a view of prospects for the fiscal year's second half.

You may notice as you read this report that we are now listing the team that manages your fund. We do this to reflect more accurately how your fund is managed as well as Putnam's firm belief in the value of team management. The names of the individuals who comprise the management team are shown at the end of Management's discussion of performance.

We know that Putnam Investments values its relationship with you and its other shareholders and appreciates your loyalty during these times of restructuring of staff and products in the pursuit of superior investment performance in the future.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
June 19, 2002

REPORT FROM FUND MANAGEMENT

This fund is managed by the
Putnam Core Fixed-Income Team

Thanks to positions in high-yield and emerging-market bonds, which benefited from increased optimism about economic recovery, Putnam Master Income Trust generated a solid return at net asset value for the six months ended April 30, 2002. The fund's higher return at market value reflected investor preference for fixed-income securities during a period of equity market turmoil. Your fund outperformed its benchmark, the Lehman Government Credit Index, for the period, primarily as a result of its high-yield and emerging-market emphasis.

Total return for 6 months ended 4/30/02

                 NAV                        Market price
-----------------------------------------------------------------------
                4.67%                          9.95%
-----------------------------------------------------------------------

Past performance does not indicate future results. Performance based on market prices for the shares will vary from performance based on the portfolio's net asset value. Performance information for longer periods begins on page 6.

* INVESTORS FAVORED HIGHER-YIELDING BONDS AMID SIGNS OF RECOVERY

The fixed-income markets have been volatile in the past six months due to changing economic expectations, equity market volatility, and geopolitical turmoil. As the end of 2001 approached, investors overcame the initial shock of the terrorist attacks and a series of encouraging economic reports sparked a major shift in sentiment. Overcoming their risk aversion, investors sold off investment-grade bonds and reallocated funds into riskier asset classes, such as equities and high-yield bonds. Meanwhile, emerging-market bonds performed well, in spite of Argentina's default. As with bonds in the United States, international bonds in developed markets lost steam toward the end of 2001. This decline occurred in part because positive economic data suggested the fourth quarter of 2001 might represent the bottom of the economic cycle, creating the potential for rates to move upward in 2002.


[GRAPHIC OMITTED: horizontal bar chart SECTOR ALLOCATIONS]

SECTOR ALLOCATIONS*

High yield                    46.2%

U.S. investment
grade                         31.3%

International                 22.5%

Footnote reads:
*Based on net assets as of 4/30/02. Holdings will vary over time.


However, central banks remained cautious and continued to lower interest rates through the end of 2001. The Federal Reserve Board cut rates two more times during the period, leaving the federal funds rate at a 40-year low of 1.75%. The yield curve continued to steepen, as yields for short-term bonds declined in response to the cuts.

Just as the overall market began to embrace the idea of an economic turnaround at the start of 2002, a new bout of investor risk aversion took hold, sparked by the aftermath of the Enron bankruptcy. Investor concerns about questionable corporate accounting practices resulted in solid performance for the higher-quality bond sectors. However, increasingly robust economic data in January and February once again turned investors' attention toward the prospect of a strong economic rebound. In response, the investment-grade sector saw a sharp sell-off during March, with expectations that the Fed, having left interest rates unchanged at its January and March meetings, was positioning itself for a possible rate increase later this year. High-yield bonds, however, were buoyed by the improvement in investor sentiment, increasing strength in the equity markets, and evidence of economic growth.

In April, a trend of weaker-than-expected economic data suddenly deflated expectations for a vigorous global recovery, likely delaying any interest-rate increases from the Fed. Fixed-income securities surged in response, while equity markets faltered. The severely downgraded expectations for high-yield bond issuers helped buffer the market from a reversal in sentiment.

International bond markets followed the U.S. bond market, rising and falling with shifting expectations about the strength and sustainability of the global economic recovery. However, the improved economic outlook, rising oil prices, and attractive valuations of emerging-market bonds boosted returns in this sector. These events continue to underscore the value of diversifying across the different sectors of the fixed-income universe, as your fund has always been designed to do.

* HIGHER-QUALITY SECTORS LAGGED  HIGH-YIELD POSITIONS

The fund's emphasis on high yield, the strongest-performing sector for the semiannual period, benefited its performance overall. Within the fund's investment-grade holdings, our exposure to U.S. government bonds dampened performance somewhat, while positions in mortgage-backed securities made a positive contribution due to the decline in refinancings. With the end of the Federal Reserve's easing cycle, higher-quality bonds have become much more sensitive to a potential increase in interest rates, which is typically the case after a long easing cycle. As reports on the economy through the first quarter of 2002 indicated that stronger growth was occurring, interest rates rose and prices for higher-quality bonds were negatively affected.

Fund Profile

Putnam Master Income Trust seeks high current income and relative stability by investing in U.S. high-grade, high-yield, and international fixed-income securities. By diversifying across these markets and sectors, the fund seeks to provide more stable returns over time. The fund is designed for investors seeking high current income, asset class diversification, or both.

Strong performance from the fund's holdings of emerging-market bonds boosted performance. In particular, positions in Russia, Mexico, and Brazil, as well a minimal exposure to Argentina, contributed to the fund's performance. Bonds in the international developed markets had a mixed impact on results. Finally, the U.S. dollar weakened against some of the major foreign currencies, which was generally a positive factor for the fund's international holdings.

* A MODEST RECOVERY APPEARED UNDERWAY AT END OF PERIOD

The recession appears to have been much milder than both economists and investors thought it would be. A modest recovery appears under way, due in large part to the deep tax and interest-rate cuts in 2001. Also, significant reductions in corporate inventories led to robust growth during the first quarter as companies restocked. However, we believe that growth in the second half of 2002 will be more moderate. We expect consumer spending to remain solid this year, although there is more uncertainty regarding business investment.


[GRAPHIC OMITTED: horizontal bar chart TOP THREE HOLDINGS PER SECTOR]

TOP THREE HOLDINGS PER SECTOR

HIGH YIELD BONDS
Allied Waste Industries, Inc.
company guarantee Ser. B, 10s, 2009

Echostar Broadband Corp.
sr. notes 10 3/8 s, 2007

HMH Properties, Inc.
company guarantee Ser. B, 7 7/8 s, 2008

FOREIGN GOVERNMENT BONDS
Germany (Federal Republic of)
bonds Ser. 95, 7 3/8 s, 2005

Brazil (Federal Republic of)
bonds 8s, 2014

Sweden (Government of)
bonds, Ser. 1004, 3 1/2 s, 2006

U.S. GOVERNMENT BONDS
U.S. Treasury Bonds
7 1/2 s, November 15, 2016

U.S. Treasury Notes
3 1/2 s, November 15, 2006

U.S. Treasury Bonds
6 1/4 s, August 15, 2023

Footnote reads:
These holdings represent 14.0% of the fund's net assets as of 4/30/02. Portfolio holdings will vary over time.


In our view, inflation should remain low, which should keep the Fed from raising interest rates until late in the year. We will continue to monitor these developments closely, and, as always, focus on securities with positive fundamentals and attractive valuations.

We are modestly positive on the high-yield market, which appears poised for solid performance in a recovering economic environment. Other positive factors for high-yield bonds include strong demand and manageable supply, an emphasis by companies on reducing debt, and evidence that default rates have peaked. In the short term, the market may be susceptible to any signs of economic weakness, so we will proceed with caution.

We also remain positive on the mortgage-backed sector, as it continues to offer attractive valuations relative to Treasuries.

Finally, we continue to find value in the international developed bond markets, while we are neutral toward emerging-market bonds. These securities remain attractive, as continued strong demand and evidence of a global economic recovery are offsetting the negative impact of specific countries.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 4/30/02, there is no guarantee the fund will continue to hold these securities in the future. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Lower-rated bonds may offer higher yields in return for more risk. Government securities guarantee principal and interest; mutual funds that invest in these securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk.

This fund is managed by the Putnam Core Fixed-Income Team. The members of the team are Kevin Cronin, Rob Bolemker, Andrea Burke, Joanne
Driscoll, D. William Kohli, Krishna Memani, James Prusko, and David
Waldman.


A NOTE ABOUT DUPLICATE MAILINGS

In response to investors' requests, the SEC has modified mailing regulations for proxy statements, semiannual and annual reports, and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you would prefer to receive your own copy, please call Putnam at 1-800-225-1581.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy.



TOTAL RETURN FOR PERIODS ENDED 4/30/02

                                                                  Salomon
                                                                Smith Barney
                                                    Lehman        Non-U.S.
                                     Market          Govt.       World Govt.     CSFB High
                        NAV          price       Credit Index    Bond Index     Yield Index
---------------------------------------------------------------------------------------------
6 months               4.67%          9.95%         -1.00%         -2.20%          7.57%
---------------------------------------------------------------------------------------------
1 year                 6.34          12.93           7.48           3.51           6.08
---------------------------------------------------------------------------------------------
5 years               20.45          33.98          43.89          11.11          19.34
Annual average         3.79           6.03           7.55           2.13           3.60
---------------------------------------------------------------------------------------------
10 years              95.09          97.34         106.58          70.19         104.53
Annual average         6.91           7.03           7.53           5.46           7.42
---------------------------------------------------------------------------------------------
Annual average
(since 12/28/87)       8.29           7.80           8.37           5.52           8.92
---------------------------------------------------------------------------------------------


Past performance does not indicate future results. More recent returns may be less or more than those shown. Investment return, net asset value and market price will fluctuate and you may have a gain or a loss when you sell your shares. Performance does not reflect taxes on reinvested distributions.

LIPPER INFORMATION:

The average cumulative return for the 12 funds in the Lipper Flexible Income Funds category over the 6 months ended 4/30/02 was 4.34%. Over the 1-, 5-, and 10-year periods ended 4/30/02, annualized returns for the category were 4.81%, 4.31%, and 6.82%, respectively.


PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 4/30/02

-------------------------------------------------------------------------------
Distributions (common shares)
-------------------------------------------------------------------------------
Number                                                     6
-------------------------------------------------------------------------------
Income                                                  $0.288
-------------------------------------------------------------------------------
Capital gains                                              --
-------------------------------------------------------------------------------
  Total                                                 $0.288
-------------------------------------------------------------------------------
Share value (common shares):                        NAV        Market price
-------------------------------------------------------------------------------
10/31/01                                           $6.80          $6.53
-------------------------------------------------------------------------------
4/30/02                                             6.82           6.88
-------------------------------------------------------------------------------
Current return (common shares, end of period)
-------------------------------------------------------------------------------
Current
dividend
rate 1                                              8.45%          8.37%
-------------------------------------------------------------------------------

1 Most recent distribution, excluding capital gains, annualized and divided by NAV or market price at end of period.

TOTAL RETURN FOR PERIODS ENDED 3/31/02 (most recent calendar quarter)

                                                   NAV         Market price
-------------------------------------------------------------------------------
6 months                                          4.69%          9.99%
-------------------------------------------------------------------------------
1 year                                            3.16          11.39
-------------------------------------------------------------------------------
5 years                                          18.94          31.56
Annual average                                    3.53           5.64
-------------------------------------------------------------------------------
10 years                                         93.19          99.91
Annual average                                    6.81           7.17
-------------------------------------------------------------------------------
Annual average
(since 12/28/87)                                  8.21           7.77
-------------------------------------------------------------------------------

Past performance does not indicate future results. More recent returns may be less or more than those shown. Investment return, net asset value and market price will fluctuate and you may have a gain or a loss when you sell your shares. Performance does not reflect taxes on reinvested distributions.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding common shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on the New York Stock Exchange.


COMPARATIVE BENCHMARKS

Lehman Government Credit Index* is an unmanaged index of U.S fixed-income securities.

Salomon Smith Barney Non-U.S. World Government Bond Index* is an unmanaged index of government bonds from 14 countries.

Credit Suisse First Boston (CSFB) High Yield Index* is an unmanaged index of high-yield debt securities.

Lipper Inc. is a third-party industry ranking entity that ranks funds (without sales charges) with similar current investment styles or objectives as determined by Lipper.

*Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, as well as the accompanying Notes, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



THE FUND'S PORTFOLIO
April 30, 2002 (Unaudited)

CORPORATE BONDS AND NOTES (48.9%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
Advertising and Marketing Services (0.1%)
-------------------------------------------------------------------------------------------------------------------
$           480,537 Interact Operating Co. notes 14s, 2003                                            $          48
            230,000 Lamar Media Corp. company guaranty 9 5/8s, 2006                                         241,500
             80,000 Lamar Media Corp. sr. sub. notes 9 1/4s, 2007                                            84,000
            420,000 Telehub Communications Corp. company guaranty
                    stepped-coupon zero % (13 7/8s, 7/31/02), 2005 (In default) (NON) (STP)                       1
                                                                                                      -------------
                                                                                                            325,549

Automotive (1.4%)
-------------------------------------------------------------------------------------------------------------------
            240,000 ArvinMeritor, Inc. notes 8 3/4s, 2012                                                   254,570
            190,053 Collins & Aikman Products, Inc. bank term loan FRN Ser. B,
                    7s, 2005 (acquired 12/20/01, cost $188,152) (RES)                                       190,686
            400,000 Collins & Aikman Products, Inc. company guaranty 11 1/2s, 2006                          400,000
            420,000 Collins & Aikman Products, Inc. 144A sr. notes 10 3/4s, 2011                            437,850
            550,000 Dana Corp. notes 9s, 2011                                                               562,375
             60,000 Dana Corp. notes 7s, 2029                                                                46,500
            210,000 Dana Corp. notes 6 1/4s, 2004                                                           202,650
            220,000 Delco Remy International, Inc. company guaranty 11s, 2009                               202,400
             60,000 Delco Remy International, Inc. company guaranty 10 5/8s, 2006                            55,500
             70,000 Delco Remy International, Inc. sr. notes 8 5/8s, 2007                                    66,150
            590,000 Dura Operating Corp. company guaranty Ser. D, 9s, 2009                                  601,800
            310,000 Dura Operating Corp. 144A sr. notes 8 5/8s, 2012                                        322,400
            300,000 Exide Corp. sr. notes 10s, 2005 (In default) (NON)                                       39,000
             80,000 Federal Mogul Corp. notes 7 7/8s, 2010 (In default) (NON)                                16,000
            370,000 Federal Mogul Corp. notes 7 3/4s, 2006 (In default) (NON)                                74,000
            180,000 Hayes Lemmerz International, Inc. 144A company
                    guaranty 11 7/8s, 2006 (In default) (NON)                                               122,400
            270,000 Lear Corp. company guaranty Ser. B, 8.11s, 2009                                         281,929
            650,000 Lear Corp. company guaranty Ser. B, 7.96s, 2005                                         677,833
            140,000 Tenaga Nasional Berhad company guaranty 11 5/8s, 2009                                   121,100
            220,000 United Auto Group, Inc. 144A sr. sub. notes 9 5/8s, 2012                                229,350
            110,000 Venture Holdings Trust 144A sr. notes Ser. B, 9 1/2s, 2005                              106,975
                                                                                                      -------------
                                                                                                          5,011,468

Basic Materials (5.4%)
-------------------------------------------------------------------------------------------------------------------
            460,000 Acetex Corp. sr. notes 10 7/8s, 2009 (Canada)                                           476,100
            400,000 AK Steel Corp. company guaranty 7 7/8s, 2009                                            403,000
            170,000 AK Steel Corp. sr. notes 9 1/8s, 2006                                                   176,800
            495,000 American Standard Companies, Inc. company guaranty 7 5/8s, 2010                         507,375
            210,950 Anker Coal Group, Inc. company guaranty Ser. B, 14 1/4s, 2007
                    (In default) (NON)                                                                       73,833
            570,000 Appleton Papers, Inc. 144A sr. sub. notes 12 1/2s, 2008                                 570,000
            870,000 ARCO Chemical Co. debs. 9.8s, 2020                                                      835,200
            200,000 Avecia Group PLC company guaranty 11s, 2009 (United Kingdom)                            209,500
            450,000 Better Minerals & Aggregates Co. company guaranty 13s, 2009                             470,250
            270,000 Centaur Mining & Exploration company guaranty 11s, 2007
                    (Australia) (In default) (NON)                                                           13,500
            290,000 Compass Minerals Group, Inc. 144A sr. sub. notes 10s, 2011                              307,400
            500,000 Doe Run Resources Corp. company guaranty Ser. B, 11 1/4s,
                    2005 (In default) (NON)                                                                 110,000
             70,000 Doe Run Resources Corp. company guaranty Ser. B(a), 11 1/4s,
                    2005 (In default) (NON)                                                                  15,400
            160,000 Doe Run Resources Corp. company guaranty FRN Ser. B, 8.536s,
                    2003 (In default) (NON)                                                                  35,200
            890,000 Equistar Chemicals LP/Equistar Funding Corp. company
                    guaranty 10 1/8s, 2008                                                                  876,650
            140,000 Ferro Corp. sr. notes 9 1/8s, 2009                                                      147,252
            440,000 Four M Corp. sr. notes Ser. B, 12s, 2006                                                448,800
             90,000 Georgia Gulf Corp. company guaranty 10 3/8s, 2007                                        97,650
            510,000 Georgia-Pacific Corp. notes 8 7/8s, 2031                                                496,082
             80,000 Georgia-Pacific Corp. notes 7 1/2s, 2006                                                 79,542
             60,000 Haynes International, Inc. sr. notes 11 5/8s, 2004                                       42,000
            610,000 Hercules, Inc. company guaranty 11 1/8s, 2007                                           674,050
             86,775 Huntsman Corp. bank term loan FRN Ser. B, 5.131s, 2004
                    (acquired various dates from 3/11/02 to 3/15/02, cost $68,031) (RES)                     74,518
            120,000 Huntsman Corp. bank term loan FRN Ser. C, 5.381s, 2005
                    (acquired various dates from 3/6/02 to 3/22/02, cost $95,000) (RES)                     102,600
            182,825 Huntsman Corp. bank term loan FRN Ser. L, 5.881s, 2002
                    (acquired various dates from 3/1/02 to 3/28/02, cost $138,467) (RES)                    156,496
            880,000 Huntsman ICI Chemicals, Inc. company guaranty 10 1/8s, 2009                             796,400
            380,000 Huntsman International, LLC 144A sr. notes 9 7/8s, 2009                                 383,800
            190,000 IMC Global, Inc. company guaranty Ser. B, 11 1/4s, 2011                                 211,795
            450,000 IMC Global, Inc. company guaranty Ser. B, 10 7/8s, 2008                                 503,357
            790,000 ISP Chemco, Inc. company guaranty Ser. B, 10 1/4s, 2011                                 831,475
             30,000 Kaiser Aluminum & Chemical Corp. sr. notes Ser. B, 10 7/8s,
                    2006 (In default) (NON)                                                                  23,100
            915,000 Kaiser Aluminum & Chemical Corp. sr. sub. notes 12 3/4s,
                    2003 (In default) (NON)                                                                 201,300
            660,000 LTV Corp. company guaranty 11 3/4s, 2009 (In default) (NON)                               3,300
            300,000 Lyondell Petrochemical Co. notes Ser. A, 9 5/8s, 2007                                   297,000
             50,000 Lyondell Petrochemical Co. sr. sub. notes 10 7/8s, 2009                                  46,750
EUR         120,000 Messer Griesheim Holdings AG sr. notes 10 3/8s, 2011 (Germany)                          116,000
$           130,000 Millenium America, Inc. company guaranty 9 1/4s, 2008                                   132,600
            240,000 Nortek, Inc. sr. notes Ser. B, 8 7/8s, 2008                                             243,600
             50,000 Nortek, Inc. sr. sub. notes Ser. B, 9 7/8s, 2011                                         51,000
            170,000 Nortek, Inc. 144A sr. notes Ser. B, 9 1/8s, 2007                                        173,825
            200,000 Noveon, Inc. company guaranty Ser. B, 11s, 2011                                         214,000
            380,000 OM Group, Inc. 144A sr. sub. notes 9 1/4s, 2011                                         393,300
            160,000 Oregon Steel Mills 1st mtge. 11s, 2003                                                  160,000
            185,000 P&L Coal Holdings Corp. company guaranty Ser. B, 9 5/8s, 2008                           196,331
            490,000 Pacifica Papers, Inc. sr. notes 10s, 2009 (Canada)                                      520,625
            233,382 PCI Chemicals Canada sec. sr. notes 10s, 2008 (Canada)                                  175,037
            270,000 Phelps Dodge Corp. sr. notes 8 3/4s, 2011                                               269,317
             77,794 Pioneer Companies, Inc. sec. FRN 5.381s, 2006                                            57,568
            230,000 Pliant Corp. company guaranty 13s, 2010                                                 243,800
            110,000 Pliant Corp. 144A sr. sub. notes 13s, 2010                                              116,600
            130,000 Polymer Group, Inc. company guaranty Ser. B, 9s, 2007 (In default) (NON)                 45,500
             60,000 Polymer Group, Inc. company guaranty Ser. B, 8 3/4s,
                    2008 (In default) (NON)                                                                  21,000
            470,000 Potlatch Corp. company guaranty 10s, 2011                                               507,600
            535,000 Premium Standard Farms, Inc. sr. notes 9 1/4s, 2011                                     540,350
            150,000 Riverwood International Corp. bank term loan FRN Ser. C,
                    4.53s, 2007 (acquired 4/24/02, cost $150,000) (RES)                                     150,875
            880,000 Riverwood International Corp. company guaranty 10 7/8s, 2008                            915,200
            290,000 Riverwood International Corp. company guaranty 10 5/8s, 2007                            306,675
            480,000 Royster-Clark, Inc. 1st mtge. 10 1/4s, 2009                                             360,000
            240,000 Steel Dynamics, Inc. 144A sr. notes 9 1/2s, 2009                                        252,600
            380,000 Sterling Chemicals Holdings sr. disc. notes 13 1/2s, 2008 (In default) (NON)              1,900
            290,000 Sterling Chemicals, Inc. company guaranty Ser. B, 12 3/8s,
                    2006 (In default) (NON)                                                                 258,100
            427,721 Stone Container Corp. bank term loan FRN Ser. F, 5.188s,
                    2006 (acquired 10/19/01, cost $424,513) (RES)                                           428,256
            450,000 Stone Container Corp. sr. notes 9 3/4s, 2011                                            484,875
            180,000 Stone Container Corp. sr. notes 9 1/4s, 2008                                            191,250
            170,000 Stone Container Corp. 144A company guaranty 11 1/2s,
                    2006 (Canada)                                                                           183,600
            310,000 Tembec Industries, Inc. company guaranty 8 5/8s, 2009 (Canada)                          322,400
             80,000 Tembec Industries, Inc. company guaranty 8 1/2s, 2011 (Canada)                           83,200
             30,000 Texas Petrochemical Corp. sr. sub. notes 11 1/8s, 2006                                   25,800
            110,000 Texas Petrochemical Corp. sr. sub. notes Ser. B, 11 1/8s, 2006                           93,775
            430,000 United States Steel, LLC 144A company guaranty 10 3/4s, 2008                            443,975
            280,000 WCI Steel, Inc. sr. notes Ser. B, 10s, 2004                                             128,800
             40,000 Weirton Steel Corp 144A sr. notes 10 3/4s, 2005 (In default) (NON)                        8,200
            380,000 Wheeling-Pittsburgh Steel Corp. sr. notes 9 1/4s, 2007 (In default) (NON)                 7,600
            230,000 WHX Corp. sr. notes 10 1/2s, 2005                                                       139,150
                                                                                                      -------------
                                                                                                         19,661,759

Building Materials (0.2%)
-------------------------------------------------------------------------------------------------------------------
            150,000 Atrium Companies, Inc. company guaranty Ser. B, 10 1/2s, 2009                           151,688
            180,000 Building Materials Corp. company guaranty 8s, 2008                                      147,600
            400,000 Dayton Superior Corp. company guaranty 13s, 2009                                        402,000
            470,000 Morrison Knudsen Corp. 144A sr. notes 11s, 2010 (In default) (NON)                       98,700
                                                                                                      -------------
                                                                                                            799,988

Capital Goods (4.3%)
-------------------------------------------------------------------------------------------------------------------
            475,000 AEP Industries, Inc. sr. sub. notes 9 7/8s, 2007                                        484,500
            540,000 Airbus Industries 144A notes Ser. D, 12.266s, 2020                                      414,581
             28,157 Allied Waste Industries, Inc. bank term loan FRN
                    5.05s, 2007 (acquired 2/27/02, cost $27,840) (RES)                                       28,062
            425,881 Allied Waste Industries, Inc. bank term loan FRN
                    4.77s, 2006 (acquired various dates
                    from 10/18/01 to 2/27/02, cost $417,929) (RES)                                          424,440
          2,280,000 Allied Waste Industries, Inc. company guaranty Ser. B, 10s, 2009                      2,342,700
             10,000 Allied Waste North America, Inc. company guaranty Ser. B,
                    8 1/2s, 2008                                                                             10,100
            150,000 Amkor Technologies, Inc. sr. notes 9 1/4s, 2006                                         151,875
            210,000 Amkor Technologies, Inc. Structured Note 12.58s, 2005
                    (issued by STEERS Credit Linked Trust 2000)                                             200,550
            100,000 Applied Extrusion Technologies, Inc. company guaranty
                    Ser. B, 10 3/4s, 2011                                                                    95,000
            760,000 Argo-Tech Corp. 144A company guaranty 8 5/8s, 2007                                      706,800
            460,000 BE Aerospace, Inc. sr. sub. notes 9 1/2s, 2008                                          446,200
            370,000 BE Aerospace, Inc. sr. sub. notes Ser. B, 8s, 2008                                      346,875
            660,000 Blount, Inc. company guaranty 13s, 2009                                                 445,500
            210,000 Briggs & Stratton company guaranty 8 7/8s, 2011                                         221,571
            710,000 Browning-Ferris Industries, Inc. debs. 7.4s, 2035                                       557,350
            150,000 Browning-Ferris Industries, Inc. sr. notes 6 3/8s, 2008                                 135,000
             20,000 Case Corp. notes 7 1/4s, 2016                                                            15,100
            500,000 Decrane Aircraft Holdings Co. company guaranty Ser. B, 12s, 2008                        460,000
            250,000 Flowserve Corp. bank term loan FRN Ser. C, 5.03s, 2009
                    (acquired 4/30/02, cost $250,000) (RES)                                                 252,292
            377,000 Flowserve Corp. company guaranty 12 1/4s, 2010                                          427,895
            410,000 Hexcel Corp. sr. sub. notes 9 3/4s, 2009                                                332,100
            280,000 High Voltage Engineering Corp. sr. notes 10 3/4s, 2004                                  110,600
            250,000 Insilco Holding Co. sr. disc. notes stepped-coupon zero %
                    (14s, 8/15/03), 2008 (STP)                                                               32,500
            280,000 Jackson Products, Inc. company guaranty Ser. B, 9 1/2s, 2005                            154,000
             90,000 Jordan Industries, Inc. sr. notes Ser. D, 10 3/8s, 2007                                  52,200
            100,000 Joy Global, Inc. 144A company guaranty 8 3/4s, 2012                                     103,500
            220,000 L-3 Communications Corp. company guaranty Ser. B, 8s, 2008                              226,600
            460,000 L-3 Communications Corp. sr. sub. notes Ser. B, 10 3/8s, 2007                           486,450
            180,000 L-3 Communications Corp. 144A Structured Notes
                    (Issued by Credit and Repackaged Securities 8 1/2s,
                    2006 (Cayman Islands)                                                                   194,175
            150,000 Michigan Electric Transmission Co./Trans-Elec. Inc. bank
                    term loan FRN, 4.53s, 2007                                                              151,219
            225,000 Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                                             229,219
            845,000 Motors and Gears, Inc. sr. notes Ser. D, 10 3/4s, 2006                                  819,650
            960,313 Mueller Industries, Inc. bank term loan FRN Ser. B, 5.647s,
                    2006 (acquired 12/14/01, cost $953,955) (RES)                                           960,714
            960,313 Mueller Industries, Inc. bank term loan FRN Ser. C, 5.8901s,
                    2007 (acquired 12/14/01, cost $953,965) (RES)                                           959,353
            540,000 Owens-Brockway Glass 144A sec. notes 8 7/8s, 2009                                       557,550
            520,000 Owens-Illinois, Inc. debs. 7.8s, 2018                                                   445,900
             10,000 Owens-Illinois, Inc. sr. notes 7.15s, 2005                                                9,475
            360,000 Roller Bearing Company of America company guaranty
                    Ser. B, 9 5/8s, 2007                                                                    331,200
            580,000 Tekni-Plex, Inc. company guaranty Ser. B, 12 3/4s, 2010                                 603,200
             90,000 Terex Corp. company guaranty 8 7/8s, 2008                                                92,250
            180,000 Terex Corp. company guaranty Ser. B, 10 3/8s, 2011                                      195,300
            140,000 Terex Corp. company guaranty Ser. D, 8 7/8s, 2008                                       142,800
            136,468 United Defense Industries, Inc. bank term loan FRN 4.6754s,
                    2009 (acquired 10/19/01, cost $136,468) (RES)                                           137,082
             60,000 Waste Management, Inc. sr. notes 7 3/8s, 2010                                            61,213
                                                                                                      -------------
                                                                                                         15,554,641

Commercial and Consumer Services (0.3%)
-------------------------------------------------------------------------------------------------------------------
            299,250 Adams Outdoor Advertising bank term loan FRN Ser. B,
                    5.475s, 2008 (acquired 8/1/01, cost $299,250) (RES)                                     301,120
            130,000 Coinmach Corp. bank term loan FRN Ser. B, 4.925s, 2009
                    (acquired 1/31/02, cost $129,838) (RES)                                                 131,029
            750,000 Coinmach Corp. 144A sr. notes 9s, 2010                                                  763,125
                                                                                                      -------------
                                                                                                          1,195,274

Communication Services (5.0%)
-------------------------------------------------------------------------------------------------------------------
            580,000 360Networks, Inc. sr. notes 13s, 2008 (Canada) (In default) (NON)                         5,800
            250,000 Airgate PCS, Inc. sr. sub. notes stepped-coupon zero %
                    (13 1/2s, 10/1/04), 2009 (STP)                                                          167,500
            340,000 Alamosa Delaware, Inc. company guaranty 13 5/8s, 2011                                   300,900
            150,000 Alamosa Delaware, Inc. company guaranty 12 1/2s, 2011                                   127,500
             50,000 Alamosa PCS Holdings, Inc. company guaranty stepped-coupon
                    zero % (12 7/8s, 2/15/05), 2010 (STP)                                                    24,000
            398,992 American Cellular Corp. bank term loan FRN 5.02s, 2008
                    (acquired 2/8/02, cost $395,003) (RES)                                                  339,144
            590,000 American Cellular Corp. company guaranty 9 1/2s, 2009                                   377,600
          1,280,000 American Tower Corp. sr. notes 9 3/8s, 2009                                             889,600
            210,000 Arch Communications, Inc. sr. notes 13 3/4s, 2008 (In default) (NON)                      1,050
            160,000 Asia Global Crossing, Ltd. sr. notes 13 3/8s, 2010
                    (Bermuda) (In default) (NON)                                                             33,600
            310,000 Birch Telecommunications, Inc. sr. notes 14s, 2008 (In default) (NON)                     6,200
             64,000 Call-Net Enterprises, Inc. company guaranty 10 5/8s, 2008 (Canada)                       49,280
            198,217 Colo.com, Inc. 144A sr. notes 13 7/8s, 2010 (In default) (NON)                            3,964
            530,000 Crown Castle International Corp. sr. disc. notes stepped-coupon
                    zero % (10 3/8s, 5/15/04), 2011 (STP)                                                   323,300
            250,000 Crown Castle International Corp. sr. notes 10 3/4s, 2011                                231,250
            500,000 Crown Castle International Corp. sr. notes 9 3/8s, 2011                                 425,000
            510,000 Dobson/Sygnet Communications, Inc. sr. notes 12 1/4s, 2008                              479,400
            900,000 Econophone, Inc. company guaranty 13 1/2s, 2007 (In default) (NON)                          450
            460,000 Equinix, Inc. sr. notes 13s, 2007                                                        92,000
            230,000 Esprit Telecom Group PLC sr. notes 11 1/2s, 2007
                    (United Kingdom) (In default) (NON)                                                       1,150
            320,000 FLAG, Ltd. 144A sr. notes 8 1/4s, 2008 (Bermuda) (In default) (NON)                      51,200
             60,000 Global Crossing Holdings, Ltd. company guaranty 9 5/8s, 2008
                    (Bermuda) (In default) (NON)                                                              1,350
             80,000 Global Crossing Holdings, Ltd. company guaranty 9 1/2s, 2009
                    (Bermuda) (In default) (NON)                                                              1,800
          1,190,000 Global Crossing Holdings, Ltd. company guaranty 9 1/8s, 2006
                    (Bermuda) (In default) (NON)                                                             26,775
            825,000 Globix Corp. sr. notes 12 1/2s, 2010 (In default) (NON)                                 138,188
          1,020,000 Horizon PCS, Inc. company guaranty stepped-coupon zero %
                    (14s, 10/1/05), 2010 (STP)                                                              367,200
             80,000 Horizon PCS, Inc. 144A sr. notes 13 3/4s, 2011                                           60,000
             90,000 Hyperion Telecommunications Corp., Inc. sr. disc. notes Ser. B,
                    13s, 2003 (In default) (NON)                                                              1,913
            660,000 Hyperion Telecommunications Corp., Inc. sr. sub. notes 12s,
                    2007 (In default) (NON)                                                                  14,025
             30,000 Intermedia Communications, Inc. sr. notes Ser. B, 8.6s, 2008                             21,900
            230,000 Intermedia Communications, Inc. sr. notes Ser. B, 8 1/2s, 2008                          167,900
            500,000 iPCS, Inc. sr. disc. notes stepped-coupon zero %
                    (14s, 7/15/05), 2010 (STP)                                                              280,000
            410,000 IWO Holdings, Inc. company guaranty 14s, 2011                                           352,600
            550,000 Leap Wireless International, Inc. company guaranty 12 1/2s, 2010                        308,000
            284,000 Level 3 Communications, Inc. sr. disc. notes stepped-coupon zero %
                    (10 1/2s, 12/1/03), 2008 (STP)                                                           79,520
            130,000 Madison River Capital Corp. sr. notes 13 1/4s, 2010                                     101,400
            510,000 McCaw International, Ltd. sr. disc. notes 13s, 2007                                      30,600
            350,000 MCI WorldCom, Inc. notes 7 3/4s, 2007                                                   175,000
            620,000 MCI WorldCom, Inc. sr. notes 6.4s, 2005                                                 313,100
            120,000 Metrocall, Inc. sr. sub. notes 11s, 2008 (In default) (NON)                               1,200
             90,000 Metrocall, Inc. sr. sub. notes 10 3/8s, 2007 (In default) (NON)                             675
            110,000 Metrocall, Inc. sr. sub. notes 9 3/4s, 2007 (In default) (NON)                            1,100
            180,000 Metromedia Fiber Network, Inc. sr. notes 10s, 2009 (In default) (NON)                    14,400
            420,000 Metromedia Fiber Network, Inc. sr. notes Ser. B, 10s,
                    2008 (In default) (NON)                                                                  33,600
            480,000 Microcell Telecommunications sr. disc. notes Ser. B, 14s,
                    2006 (Canada)                                                                           259,200
            317,000 Millicom International Cellular SA sr. disc. notes 13 1/2s,
                    2006 (Luxembourg)                                                                       171,180
            300,000 Nextel Communications, Inc. sr. disc. notes stepped-coupon
                    zero % (9 3/4s, 10/31/02), 2007 (STP)                                                   202,500
            600,000 Nextel Communications, Inc. sr. notes 12s, 2008                                         462,000
            940,000 Nextel Communications, Inc. sr. notes 9 1/2s, 2011                                      639,200
            910,000 Nextel Communications, Inc. sr. notes 9 3/8s, 2009                                      634,725
            620,000 Nextel Partners, Inc. sr. notes 11s, 2010                                               384,400
            110,000 Nextel Partners, Inc. sr. notes 11s, 2010                                                68,200
            140,000 NorthEast Optic Network, Inc. sr. notes 12 3/4s,
                    2008 (In default) (NON)                                                                  20,300
            390,000 Orbital Imaging Corp. sr. notes Ser. B, 11 5/8s, 2005 (In default) (NON)                 31,200
            270,000 PanAmSat Corp. bank term loan FRN Ser. B, 5.46s,
                    2009 (acquired 2/21/02, cost $269,663) (RES)                                            269,887
            630,000 PanAmSat Corp. 144A sr. notes 8 1/2s, 2012                                              631,140
            650,000 Price Communications Wireless, Inc. 144A sr. notes 9 1/8s, 2006                         677,625
             10,000 Qwest Capital Funding, Inc. company guaranty 7 1/4s, 2011                                 7,300
            660,000 Qwest Capital Funding, Inc. company guaranty 7s, 2009                                   478,500
            110,000 Qwest Capital Funding, Inc. company guaranty 6 3/8s, 2008                                73,700
            240,000 Qwest Communications International, Inc. sr. notes Ser. B,
                    7 1/2s, 2008                                                                            177,600
            260,000 Qwest Communications International, Inc. sr. notes Ser. B,
                    7 1/4s, 2008                                                                            192,400
            300,000 Rogers Cablesystems, Ltd. sr. notes Ser. B, 10s, 2005 (Canada)                          322,500
            360,000 Rogers Cablesystems, Ltd. sr. sub. notes 8.8s, 2007 (Canada)                            329,400
            170,000 Rogers Wireless, Inc. sec. notes 9 5/8s, 2011 (Canada)                                  163,200
             80,000 RSL Communications PLC 144A company guaranty 10 1/2s,
                    2008 (United Kingdom) (In default) (NON)                                                  4,200
            405,000 RSL Communications, Ltd. company guaranty 12 1/4s,
                    2006 (Bermuda) (In default) (NON)                                                        21,263
            141,441 Rural Cellular Corp. bank term loan FRN Ser. C, 5.36s,
                    2009 (acquired 4/23/01, cost $137,763) (RES)                                            130,047
            170,000 Rural Cellular Corp. sr. sub. notes Ser. B, 9 5/8s, 2008                                141,100
            560,000 SBA Communications Corp. sr. notes 10 1/4s, 2009                                        400,400
            530,000 Spectrasite Holdings, Inc. sr. disc. notes stepped-coupon
                    zero % (11 1/8s, 4/15/04), 2009 (STP)                                                   177,550
            700,000 Spectrasite Holdings, Inc. sr. disc. notes stepped-coupon Ser. B,
                    zero % (12 7/8s, 3/15/05), 2010 (STP)                                                   210,000
            530,000 Startec Global Communications Corp. sr. notes 12s,
                    2008 (In default) (NON)                                                                  10,600
            150,000 Tele1 Europe B.V. sr. notes 13s, 2009 (Netherlands)                                      22,500
            461,000 Telecorp PCS, Inc. company guaranty 10 5/8s, 2010                                       525,540
             20,000 Telecorp PCS, Inc. company guaranty stepped-coupon zero %
                    (11 5/8s, 4/15/04), 2009 (STP)                                                           17,800
            320,000 Time Warner Telecom, Inc. sr. notes 9 3/4s, 2008                                        161,600
            338,000 Tritel PCS, Inc. company guaranty 10 3/8s, 2011                                         381,940
             60,000 Triton PCS, Inc. company guaranty 9 3/8s, 2011                                           57,900
            420,000 Triton PCS, Inc. company guaranty 8 3/4s, 2011                                          392,700
             30,000 Triton PCS, Inc. company guaranty zero %, 2008                                           26,100
            280,000 TSI Telecommunication Services, Inc. 144A sr. sub.
                    notes 12 3/4s, 2009                                                                     270,200
            220,000 U S West, Inc. notes 5 5/8s, 2008                                                       185,240
            900,000 UbiquiTel Operating Co. company guaranty stepped-coupon zero %
                    (14s, 4/15/05), 2010 (STP)                                                              342,000
            485,000 US UnWired, Inc. company guaranty stepped-coupon Ser. B,
                    zero % (13 3/8s, 11/1/04), 2009 (STP)                                                   320,100
             80,000 US West Capital Funding, Inc. company guaranty 6 7/8s, 2028                              52,800
             20,000 USA Mobile Communications, Inc. sr. notes 9 1/2s, 2004 (In default) (NON)                 1,400
            260,000 Versatel Telecom B.V. sr. notes 13 1/4s, 2008 (Netherlands)                              81,900
            120,000 Versatel Telecom B.V. sr. notes 13 1/4s, 2008 (Netherlands)                              37,800
            759,000 Voicestream Wireless Corp. sr. notes 10 3/8s, 2009                                      830,467
            500,000 WebLink Wireless, Inc. sr. disc. notes stepped-coupon zero %
                    (11 1/4s, 2/1/03), 2008 (STP)                                                             1,250
            750,000 Western Wireless Corp. bank term loan FRN 4.81s, 2008
                    (acquired 4/24/00, cost $749,063) (RES)                                                 657,857
            130,000 Williams Communications Group, Inc. sr. notes 11.7s,
                    2008 (In default) (NON)                                                                  16,250
            110,000 Williams Communications Group, Inc. sr. notes 10.7s,
                    2007 (In default) (NON)                                                                  15,950
          1,850,000 WinStar Communications, Inc. sr. disc. notes stepped-coupon zero %
                    (14 3/4s, 4/15/05), 2010 (In default) (NON) (STP)                                           185
            550,000 WinStar Communications, Inc. sr. notes 12 3/4s, 2010 (In default) (NON)                      55
            100,000 WinStar Communications, Inc. sr. notes 12 1/2s, 2008 (In default) (NON)                      10
            130,000 WorldCom, Inc.-WorldCom Group notes 7 1/2s, 2011                                         61,750
                                                                                                      -------------
                                                                                                         18,174,745

Conglomerates (0.2%)
-------------------------------------------------------------------------------------------------------------------
            890,000 Tyco International Group SA company guaranty 6 3/8s,
                    2006 (Luxembourg)                                                                       749,825

Consumer (0.5%)
-------------------------------------------------------------------------------------------------------------------
            273,963 Derby Cycle Corp. (The) sr. notes 10s, 2008 (In default) (NON)                            5,479
EUR         865,765 Derby Cycle Corp. (The) sr. notes 9 3/8s, 2008 (In default) (NON)                         7,976
$           290,000 Icon Health & Fitness 144A sr. sub. notes 11 1/4s, 2012                                 287,100
            620,000 Jostens, Inc. sr. sub. notes 12 3/4s, 2010                                              697,500
            990,000 Samsonite Corp. sr. sub. notes 10 3/4s, 2008                                            787,050
                                                                                                      -------------
                                                                                                          1,785,105

Consumer Staples (9.4%)
-------------------------------------------------------------------------------------------------------------------
            555,000 Acme Television company guaranty 10 7/8s, 2004                                          563,325
            420,000 Adelphia Communications Corp. sr. notes 10 7/8s, 2010                                   363,300
            870,000 Adelphia Communications Corp. sr. notes 10 1/4s, 2011                                   730,800
            210,000 Adelphia Communications Corp. sr. notes 10 1/4s, 2006                                   180,600
          1,010,000 Adelphia Communications Corp. sr. notes Ser. B, 9 7/8s, 2007                            839,563
            270,000 Adelphia Communications Corp. sr. notes Ser. B, 8 3/8s, 2008                            218,700
            530,000 Adelphia Communications Corp. sr. notes Ser. B, 7 3/4s, 2009                            416,050
            855,000 Affinity Group Holdings sr. notes 11s, 2007                                             837,900
            180,000 Albecca, Inc. company guaranty 10 3/4s, 2008                                            201,600
            160,000 Allbritton Communications Co. sr. sub. notes Ser. B, 8 7/8s, 2008                       167,200
            230,000 AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2011                                     231,150
            190,000 AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2009                                     190,950
            280,000 AMF Bowling Worldwide bank term loan FRN Ser. B, 8 1/4s,
                    2008 (acquired 3/1/02, cost $279,300) (RES)                                             280,000
            590,000 Archibald Candy Corp. company guaranty 10 1/4s, 2004 (In default) (NON)                 289,100
            230,000 Armkel, LLC/Armkel Finance sr. sub. notes 9 1/2s, 2009                                  245,238
            498,721 Aurora Foods, Inc. bank term loan FRN Ser. B2, 6.624s, 2010
                    (acquired 1/11/02, cost $494,399) (RES)                                                 493,111
            150,000 Aurora Foods, Inc. sr. sub. notes Ser. B, 9 7/8s, 2007                                  150,000
            410,000 Aurora Foods, Inc. 144A sr. sub. notes Ser. D, 9 7/8s, 2007                             410,000
            360,000 Benedek Communications Corp. sr. disc. notes 13 1/4s,
                    2006 (In default) (NON)                                                                 358,200
            120,000 British Sky Broadcasting PLC company guaranty 8.2s,
                    2009 (United Kingdom)                                                                   121,644
            900,000 British Sky Broadcasting PLC company guaranty 6 7/8s,
                    2009 (United Kingdom)                                                                   850,068
            160,000 Century Communications Corp. sr. notes 8 7/8s, 2007                                     140,800
            790,000 Chancellor Media Corp. company guaranty 8s, 2008                                        817,650
            380,000 Charter Communications Holdings, LLC bank term loan FRN
                    Ser. B, 4.69s, 2008 (acquired 10/22/01, cost $371,450) (RES)                            363,058
            820,000 Charter Communications Holdings, LLC sr. notes 11 1/8s, 2011                            803,600
            210,000 Charter Communications Holdings, LLC sr. notes 10 3/4s, 2009                            205,275
            810,000 Charter Communications Holdings, LLC/Capital Corp. sr. disc.
                    notes stepped-coupon zero % (11 3/4s, 5/15/06), 2011 (STP)                              473,850
             50,000 Charter Communications Holdings, LLC/Capital Corp. sr. disc.
                    notes stepped-coupon zero % (13 1/2s, 1/15/06), 2011 (STP)                               32,000
            270,000 Charter Communications Holdings, LLC/Capital Corp. sr.
                    notes 10s, 2009                                                                         255,825
            300,000 Charter Communications Holdings, LLC/Capital Corp. 144A sr.
                    disc. notes stepped-coupon zero % (12 1/8s, 1/15/07), 2012 (STP)                        162,000
             80,000 Charter Communications Holdings, LLC/Capital Corp. 144A sr.
                    notes 10s, 2011                                                                          74,700
            160,000 Charter Communications Holdings, LLC/Capital Corp. 144A sr.
                    notes 9 5/8s, 2009                                                                      148,800
            110,000 Cinemark USA, Inc. sr. sub. notes Ser. B, 9 5/8s, 2008                                  110,000
            345,000 Cinemark USA, Inc. sr. sub. notes Ser. B, 8 1/2s, 2008                                  324,300
             80,000 Constellation Brands, Inc. company guaranty 8 1/2s, 2009                                 82,600
            460,000 Constellation Brands, Inc. sr. sub. notes Ser. B, 8 1/8s, 2012                          469,200
             90,000 CSC Holdings, Inc. sr. sub. debs. 10 1/2s, 2016                                          92,250
            990,000 CSC Holdings, Inc. sr. sub. debs. 9 7/8s, 2013                                        1,007,325
            140,000 Cumulus Media, Inc. bank term loan FRN Ser. B, 4 7/8s,
                    2007 (acquired 3/20/02, cost $140,000) (RES)                                            141,283
            120,000 Del Monte Corp. company guaranty Ser. B, 9 1/4s, 2011                                   126,000
            990,000 Diamond Cable Communications PLC sr. disc. notes
                    10 3/4s, 2007 (United Kingdom) (In default) (NON)                                       356,400
             90,000 Diamond Cable Communications PLC sr. disc. notes
                    13 7/8s, 2005 (United Kingdom) (In default) (NON)                                        32,400
          1,162,000 Diva Systems Corp. sr. disc. notes stepped-coupon Ser. B,
                    zero % (12 5/8s, 3/1/03), 2008 (STP)                                                    156,870
            390,000 Doane Pet Care Co. sr. sub. debs. 9 3/4s, 2007                                          282,750
            200,000 Domino's, Inc. company guaranty Ser. B, 10 3/8s, 2009                                   216,000
             30,000 Eagle Family Foods company guaranty Ser. B, 8 3/4s, 2008                                 23,325
          1,690,000 Echostar Broadband Corp. sr. notes 10 3/8s, 2007                                      1,791,400
            780,000 Echostar DBS Corp. sr. notes 9 3/8s, 2009                                               811,200
            450,000 Echostar DBS Corp. 144A sr. notes 9 1/8s, 2009                                          463,500
            144,484 Emmis Communications Corp. bank term loan FRN Ser. A,
                    4.938s, 2009 (acquired 1/31/02, cost $143,942) (RES)                                    144,340
            231,631 Emmis Communications Corp. bank term loan FRN Ser. B,
                    5.437s, 2009 (acquired 10/23/01, cost $224,682) (RES)                                   232,552
             80,000 Emmis Communications Corp. company guaranty Ser. B,
                    8 1/8s, 2009                                                                             81,800
            220,000 Emmis Communications Corp. sr. disc. notes stepped-coupon
                    zero % (12 1/2s, 3/15/06), 2011 (STP)                                                   165,000
            340,000 Fleming Companies, Inc. company guaranty 10 1/8s, 2008                                  357,000
            100,000 Fleming Companies, Inc. company guaranty Ser. B, 10 1/2s, 2004                          102,375
             10,000 Fleming Companies, Inc. company guaranty Ser. D, 10 5/8s, 2007                           10,350
            310,000 Fleming Companies, Inc. 144A sr. sub. notes 9 7/8s, 2012                                308,450
            398,143 Fox Family Worldwide, Inc. sr. disc. notes stepped-coupon zero %
                    (10 1/4s, 11/1/02), 2007 (STP)                                                          418,050
            700,000 Fox Family Worldwide, Inc. sr. notes 9 1/4s, 2007                                       728,000
            110,000 Fox/Liberty Networks, LLC sr. disc. notes zero %
                    (9 3/4s, 8/15/02), 2007 (STP)                                                           112,200
            540,000 Fox/Liberty Networks, LLC sr. notes 8 7/8s, 2007                                        556,200
            210,000 French Fragrances, Inc. company guaranty Ser. D, 10 3/8s, 2007                          193,200
             20,000 French Fragrances, Inc. sr. notes Ser. B, 10 3/8s, 2007                                  17,900
            110,000 Granite Broadcasting Corp. sr. sub. notes 9 3/8s, 2005                                  101,200
            320,000 Granite Broadcasting Corp. sr. sub. notes 8 7/8s, 2008                                  288,000
            140,000 Great Atlantic & Pacific Tea Co. notes 7 3/4s, 2007                                     138,600
            120,000 Insight Communications Company, Inc. sr. disc. notes
                    stepped-coupon zero % (12 1/4s, 2/15/06), 2011 (STP)                                     78,000
             80,000 Insight Midwest LP/Insight Capital, Inc. bank term loan FRN
                    5.063s, 2009 (acquired 11/5/01, cost $79,850) (RES)                                      80,183
            390,000 International Cabletel, Inc. sr. disc. notes 11 1/2s, 2006                              156,000
            290,000 Key3media Group, Inc. company guaranty 11 1/4s, 2011                                    246,500
             30,000 Knology Holdings, Inc. sr. disc. notes stepped-coupon zero %
                    (11 7/8s, 10/15/02), 2007 (STP)                                                          11,250
            310,000 Leiner Health Products sr. sub. notes 9 5/8s, 2007 (In default) (NON)                    48,050
            330,000 LIN Holdings Corp. sr. disc. notes stepped-coupon zero %
                    (10s, 3/1/03), 2008 (STP)                                                               305,250
             70,000 LIN Holdings Corp. sr. disc. notes stepped-coupon zero %
                    (10s, 3/1/03), 2008 (STP)                                                                63,350
            390,000 LIN Television Corp. company guaranty 8 3/8s, 2008                                      391,950
            210,000 NBTY, Inc. sr. sub. notes Ser. B, 8 5/8s, 2007                                          208,950
            610,000 North Atlantic Trading Co. company guaranty Ser. B, 11s, 2004                           603,900
            400,000 NTL Communications Corp. sr. notes Ser. B, 11 1/2s,
                    2008 (In default) (NON)                                                                 160,000
            440,000 NTL Communications Corp. sr. notes stepped-coupon Ser. B,
                    zero % (12 3/8s, 10/1/03), 2008 (In default) (NON) (STP)                                145,200
            600,000 NTL, Inc. sr. notes Ser. A, 12 3/4s, 2005 (In default) (NON)                            234,000
            120,000 NTL, Inc. sr. notes Ser. B, 10s, 2007 (United Kingdom) (In default) (NON)                48,000
            220,000 ONO Finance PLC sr. notes 14s, 2011 (United Kingdom)                                     96,800
            100,000 ONO Finance PLC sr. notes 13s, 2009 (United Kingdom)                                     44,000
            350,000 Outsourcing Solutions, Inc. sr. sub. notes Ser. B, 11s, 2006                            303,625
             60,000 Pegasus Communications Corp. sr. notes Ser. B, 9 3/4s, 2006                              36,000
            210,000 Pegasus Satellite sr. notes 12 3/8s, 2006                                               130,200
            300,000 Playtex Products, Inc. company guaranty 9 3/8s, 2011                                    319,875
            350,000 Premier International Foods PLC sr. notes 12s, 2009
                    (United Kingdom)                                                                        382,375
            220,000 Premier Parks, Inc. sr. notes 9 3/4s, 2007                                              232,100
          1,030,516 Quorum Broadcast Holdings, LLC notes stepped-coupon zero %
                    (15s, 5/15/06), 2009 (acquired 5/15/01, cost $409,492) (RES) (STP)                      571,112
            620,000 RAB Enterprises, Inc. company guaranty 10 1/2s, 2005                                    310,000
            210,000 RCN Corp. sr. disc. notes stepped-coupon Ser. B, zero %
                    (9.8s, 2/15/03), 2008 (STP)                                                              40,950
            380,000 Regal Cinemas, Inc. 144A sr. sub. notes 9 3/8s, 2012                                    395,200
            140,000 Revlon Consumer Products sr. notes 9s, 2006                                              95,200
            140,000 Revlon Consumer Products sr. notes 8 1/8s, 2006                                          95,200
            210,000 Revlon Consumer Products sr. sub. notes 8 5/8s, 2008                                     94,500
            110,000 Rite Aid Corp. notes 7 1/8s, 2007                                                        81,400
            350,000 Sbarro, Inc. company guaranty 11s, 2009                                                 358,750
            260,000 Scotts Co. (The) company guaranty 8 5/8s, 2009                                          267,800
            440,000 Silver Cinemas, Inc. sr. sub. notes 10 1/2s, 2005 (In default) (NON)                         44
            560,000 Sinclair Broadcast Group, Inc. company guaranty 9s, 2007                                582,400
             10,000 Sinclair Broadcast Group, Inc. sr. sub. notes 8 3/4s, 2007                               10,425
            170,000 Sinclair Broadcast Group, Inc. 144A sr. sub. notes 8 3/4s, 2011                         178,075
            160,000 Six Flags, Inc. sr. notes 9 1/2s, 2009                                                  168,000
            530,000 Six Flags, Inc. 144A sr. notes 8 7/8s, 2010                                             540,600
             40,000 Southland Corp. debs. Ser. A, 4 1/2s, 2004                                               37,559
             70,000 Southland Corp. sr. sub. debs. 5s, 2003                                                  67,480
            380,524 Suiza Foods Corp. bank term loan FRN Ser. B, 5.05s, 2008
                    (acquired 12/10/01, cost $383,061) (RES)                                                381,654
            590,000 TeleWest Communications PLC debs. 11s, 2007 (United Kingdom)                            333,350
            190,000 TeleWest Communications PLC debs. 9 5/8s, 2006 (United Kingdom)                         107,350
            180,000 TeleWest Communications PLC Structured Notes 10 7/8s, 2005
                    (issued by DLJ International Capital) (United Kingdom)                                  103,950
             20,000 Tricon Global Restaurants, Inc. sr. notes 8 7/8s, 2011                                   21,500
            580,000 Tricon Global Restaurants, Inc. sr. notes 7.65s, 2008                                   588,700
            320,000 Tricon Global Restaurants, Inc. sr. notes 7.45s, 2005                                   324,800
            715,000 United Pan-Europe NV sr. disc. notes 12 1/2s, 2009 (Netherlands)                         64,350
          1,120,000 United Pan-Europe NV sr. disc. notes stepped-coupon zero %
                    (13 3/4s, 2/1/05), 2010 (Netherlands) (STP)                                             100,800
            140,000 United Pan-Europe NV sr. disc. notes stepped-coupon zero %
                    (12 1/2s, 8/1/04), 2009 (Netherlands) (STP)                                              12,600
            160,000 United Rentals (North America), Inc. company guaranty Ser. B,
                    10 3/4s, 2008                                                                           176,000
            475,000 Vlasic Foods International, Inc. sr. sub. notes Ser. B, 10 1/4s,
                    2009 (In default) (NON)                                                                 102,125
            810,000 XM Satellite Radio Holdings, Inc. sec. notes 14s, 2010                                  597,375
            750,000 Young Broadcasting, Inc. company guaranty 10s, 2011                                     787,500
             70,000 Young Broadcasting, Inc. company guaranty Ser. B, 8 3/4s, 2007                           70,000
                                                                                                      -------------
                                                                                                         34,050,384

Energy (2.6%)
-------------------------------------------------------------------------------------------------------------------
            380,000 Belco Oil & Gas Corp. sr. sub. notes Ser. B, 8 7/8s, 2007                               391,400
            350,000 BRL Universal Equipment sec. notes 8 7/8s, 2008                                         360,500
            210,000 Chesapeake Energy Corp. company guaranty 8 3/8s, 2008                                   214,725
            620,000 Chesapeake Energy Corp. company guaranty 8 1/8s, 2011                                   626,200
             90,000 Comstock Resources, Inc. company guaranty 11 1/4s, 2007                                  93,600
            190,000 Comstock Resources, Inc. 144A sr. notes 11 1/4s, 2007                                   198,550
            260,000 Dresser, Inc. company guaranty 9 3/8s, 2011                                             270,400
            220,000 El Paso Energy Partners L.P. company guaranty Ser. B, 8 1/2s, 2011                      226,600
            160,000 Forest Oil Corp. sr. notes 8s, 2011                                                     163,200
            280,000 Forest Oil Corp. sr. notes 8s, 2008                                                     287,000
            220,000 Forest Oil Corp. 144A sr. notes 7 3/4s, 2014                                            216,150
             60,000 Grant Prideco, Inc. company guaranty Ser. B, 9 5/8s, 2007                                62,400
            200,000 Key Energy Services, Inc. company guaranty Ser. B, 8 3/8s, 2008                         204,000
            320,000 Leviathan Gas Corp. company guaranty Ser. B, 10 3/8s, 2009                              341,600
            140,000 Magnum Hunter Resources, Inc. 144A sr. notes 9.6s, 2012                                 147,000
            380,000 Newfield Exploration Co. sr. notes 7 5/8s, 2011                                         370,500
            440,000 Ocean Energy, Inc. company guaranty Ser. B, 8 3/8s, 2008                                463,417
            350,000 Parker Drilling Corp. company guaranty Ser. D, 9 3/4s, 2006                             359,625
          1,230,000 Pioneer Natural Resources Co. company guaranty 9 5/8s, 2010                           1,371,450
            160,000 Pogo Producing Co. sr. sub. notes Ser. B, 8 1/4s, 2011                                  166,400
            400,000 Pride Petroleum Services, Inc. sr. notes 9 3/8s, 2007                                   417,000
            170,000 Seven Seas Petroleum, Inc. sr. notes Ser. B, 12 1/2s, 2005                               98,600
            215,000 Snyder Oil Corp. sr. sub. notes 8 3/4s, 2007                                            224,656
            120,000 Stone Energy Corp. company guaranty 8 3/4s, 2007                                        123,300
            210,000 Stone Energy Corp. sr. sub. notes 8 1/4s, 2011                                          214,725
            220,000 Swift Energy Co. sr. sub. notes 9 3/8s, 2012                                            223,850
            770,000 Vintage Petroleum, Inc. sr. sub. notes 9 3/4s, 2009                                     783,475
            190,000 Vintage Petroleum, Inc. 144A sr. notes 8 1/4s, 2012                                     190,475
            200,000 Westport Resources Corp. company guaranty 8 1/4s, 2011                                  206,000
            220,000 XTO Energy, Inc. sr. notes 7 1/2s, 2012                                                 222,200
            170,000 XTO Energy, Inc. 144A sr. sub. notes Ser. B, 8 3/4s, 2009                               179,138
                                                                                                      -------------
                                                                                                          9,418,136

Financial (2.4%)
-------------------------------------------------------------------------------------------------------------------
            750,000 Advanta Corp. 144A company guaranty Ser. B, 8.99s, 2026                                 442,500
            500,000 American Seafood Group, LLC bank term loan FRN Ser. B,
                    5.11s, 2009 (acquired 4/11/02, cost $499,500) (RES)                                     503,334
            350,000 AMRESCO, Inc. sr. sub. notes Ser. 97-A, 10s, 2004 (In default) (NON)                     91,875
            520,000 Chevy Chase Savings Bank, Inc. sub. debs. 9 1/4s, 2005                                  522,600
            210,000 CIT Group, Inc. sr. notes 7 3/4s, 2012                                                  207,146
            335,000 Colonial Capital II 144A company guaranty 8.92s, 2027                                   301,228
            150,000 Conseco Finance Trust III, Inc. bonds 8.796s, 2027                                       46,500
            200,000 Conseco, Inc. 144A company guaranty 10 3/4s, 2009                                       113,000
            590,000 Crescent Real Estate Equities LP 144A sr. notes 9 1/4s, 2009                            590,272
             45,000 Dime Capital Trust I bank guaranty Ser. A, 9.33s, 2027                                   48,378
          1,162,000 Finova Group, Inc. notes 7 1/2s, 2009                                                   409,605
            100,000 Ford Motor Credit Corp. notes 7 3/8s, 2009                                              100,785
            590,000 GS Escrow Corp. sr. notes 7 1/8s, 2005                                                  589,339
            136,000 Imperial Credit Industries, Inc. sec. notes 12s, 2005                                     3,400
            380,000 iStar Financial, Inc. sr. notes 8 3/4s, 2008                                            383,800
            210,000 Nationwide Credit, Inc. sr. notes Ser. A, 10 1/4s, 2008 (In default) (NON)               59,850
            220,000 Newcourt Credit Group, Inc.company guaranty 6 7/8s, 2005                                219,450
             70,000 North Fork Capital Trust I company guaranty 8.7s, 2026                                   66,957
             90,000 Ocwen Capital Trust I company guaranty 10 7/8s, 2027                                     70,650
            220,000 Ocwen Federal Bank sub. debs. 12s, 2005                                                 220,000
             50,000 Ocwen Financial Corp. notes 11 7/8s, 2003                                                49,750
             40,000 Peoples Heritage Capital Trust company guaranty Ser. B, 9.06s, 2027                      40,848
             10,000 Port Arthur Finance Corp. company guaranty 12 1/2s, 2009                                 10,900
            285,000 Provident Capital Trust company guaranty 8.6s, 2026                                     252,313
            415,000 Resource America, Inc. 144A sr. notes 12s, 2004                                         425,375
            220,000 RFS Partnership LP 144A sr. notes 9 3/4s, 2012                                          227,700
          1,160,000 Sovereign Bancorp, Inc. sr. notes 10 1/2s, 2006                                       1,270,200
            340,000 Superior Financial Corp. 144A sr. notes 8.65s, 2003                                     347,576
            370,000 Ventas Realty LP/Capital Corp. 144A sr. notes 9s, 2012                                  375,550
            190,000 Webster Capital Trust I 144A bonds 9.36s, 2027                                          189,310
            290,000 Western Financial Bank sub. debs. 9 5/8s, 2012                                          292,900
            180,000 Willis Corroon Corp. 144A company guaranty 9s, 2009                                     187,200
                                                                                                      -------------
                                                                                                          8,660,291

Gaming & Lottery (3.8%)
-------------------------------------------------------------------------------------------------------------------
            260,000 Aladdin Gaming Holdings, LLC sr. disc. notes stepped-coupon
                    Ser. B, zero % (13 1/2s, 3/1/03), 2010 (In default) (NON) (STP)                           9,750
            150,000 Ameristar Casinos, Inc. company guaranty 10 3/4s, 2009                                  165,750
            350,000 Argosy Gaming Co. company guaranty 10 3/4s, 2009                                        388,500
             50,000 Argosy Gaming Co. sr. sub. notes 9s, 2011                                                52,750
            985,000 Autotote Corp. bank term loan FRN 6.187s, 2007 (acquired
                    various dates from 10/13/00 to 1/8/01, cost $982,541) (RES)                             987,052
            380,000 Autotote Corp. company guaranty Ser. B, 12 1/2s, 2010                                   425,600
            270,000 Boyd Gaming Corp. 144A sr. sub. notes 8 3/4s, 2012                                      279,450
            161,801 Fitzgeralds Gaming Corp. company guaranty Ser. B, 12 1/4s,
                    2004 (In default) (NON)                                                                  56,630
            360,000 Harrah's Operating Company, Inc. company guaranty 7 1/2s, 2009                          371,437
            350,000 Herbst Gaming, Inc. sec. notes Ser. B, 10 3/4s, 2008                                    371,875
            530,000 Hollywood Casino Corp. company guaranty 11 1/4s, 2007                                   588,300
             50,000 Hollywood Park, Inc. company guaranty Ser. B, 9 1/4s, 2007                               49,000
            490,000 Horseshoe Gaming Holdings company guaranty 8 5/8s, 2009                                 507,150
            390,000 International Game Technology sr. notes 8 3/8s, 2009                                    411,450
            930,000 International Game Technology sr. notes 7 7/8s, 2004                                    967,200
            200,000 Isle of Capri Casinos, Inc. bank term loan FRN Ser. B, 4.366s,
                    2008 (acquired 4/22/02, cost $200,000) (RES)                                            200,000
            790,000 Majestic Investor Holdings/Majestic Investor Capital Corp.
                    144A company guaranty 11.653s, 2007                                                     754,450
             40,000 Mandalay Resort Group sr. notes 9 1/2s, 2008                                             43,850
            550,000 Mandalay Resort Group sr. sub. notes Ser. B, 10 1/4s, 2007                              603,625
            140,000 Mandalay Resort Group 144A sr. sub. notes 9 3/8s, 2010                                  152,250
          1,010,000 MGM Mirage, Inc. company guaranty 8 1/2s, 2010                                        1,075,327
             90,000 Mohegan Tribal Gaming Authority sr. notes 8 1/8s, 2006                                   91,125
            420,000 Mohegan Tribal Gaming Authority sr. sub. notes 8 3/4s, 2009                             434,700
            140,000 Mohegan Tribal Gaming Authority sr. sub. notes 8 3/8s, 2011                             143,150
            380,000 Mohegan Tribal Gaming Authority 144A sr. sub. notes 8s, 2012                            380,000
            410,000 Park Place Entertainment Corp. sr. notes 7 1/2s, 2009                                   403,188
            570,000 Park Place Entertainment Corp. sr. sub. notes 8 7/8s, 2008                              602,775
             80,000 Penn National Gaming, Inc. company guaranty Ser. B, 11 1/8s, 2008                        86,600
            190,000 Penn National Gaming, Inc. sr. sub. notes 8 7/8s, 2010                                  189,525
            400,000 Station Casinos, Inc. sr. notes 8 3/8s, 2008                                            414,000
             10,000 Station Casinos, Inc. sr. sub. notes 9 7/8s, 2010                                        10,825
            110,000 Station Casinos, Inc. 144A sr. sub. notes 9 3/4s, 2007                                  113,850
             30,000 Trump A.C. company guaranty Ser. B, 11 1/4s, 2006                                        23,700
            220,000 Trump Atlantic City Associates company guaranty 11 1/4s, 2006                           174,900
            300,000 Trump Castle Funding, Inc. sr. sub. notes 11 3/4s, 2003                                 279,000
          1,250,000 Trump Castle Funding, Inc. sub. notes 10 1/4s, 2003                                   1,265,625
            430,000 Venetian Casino, Inc. company guaranty 12 1/4s, 2004                                    454,725
            180,000 Wheeling Island Gaming, Inc. 144A sr. notes 10 1/8s, 2009                               186,750
                                                                                                      -------------
                                                                                                         13,715,834

Health Care (3.6%)
-------------------------------------------------------------------------------------------------------------------
            280,000 Accredo Health, Inc. bank term loan FRN Ser. B, 4.556s, 2009
                    (acquired 3/20/02, cost $279,720) (RES)                                                 281,400
            440,000 ALARIS Medical Systems, Inc. sec. notes Ser. B, 11 5/8s, 2006                           490,600
            135,000 ALARIS Medical Systems, Inc. 144A company guaranty 9 3/4s, 2006                         133,313
            150,000 ALARIS Medical, Inc. sr. disc. notes stepped-coupon zero %
                    (11 1/8s, 8/1/03), 2008 (STP)                                                           111,375
            640,400 Alderwoods Group, Inc. company guaranty 12 1/4s, 2009                                   642,001
              7,800 Alderwoods Group, Inc. company guaranty 11s, 2007                                         7,839
            240,000 Alliance Imaging, Inc. sr. sub. notes 10 3/8s, 2011                                     255,900
            310,000 AmerisourceBergen Corp. sr. notes 8 1/8s, 2008                                          328,600
            200,000 Bio-Rad Labs Corp. sr. sub. notes 11 5/8s, 2007                                         223,000
            390,000 Biovail Corp. sr. sub. notes 7 7/8s, 2010 (Canada)                                      392,587
            253,387 Concentra Operating Corp. bank term loan FRN Ser. B,
                    5.897s, 2006 (acquired 1/15/02, cost $254,178) (RES)                                    253,756
            126,693 Concentra Operating Corp. bank term loan FRN Ser. C,
                    6.147s, 2007 (acquired 1/15/02, cost $127,089) (RES)                                    126,883
            270,000 Conmed Corp. company guaranty 9s, 2008                                                  278,775
            250,000 DaVita, Inc. bank term loan FRN Ser. B, 5.28s, 2009
                    (acquired 4/26/02, cost $250,000) (RES)                                                 252,063
             19,900 Genesis Health Ventures, Inc. sec. notes FRN 7.59s, 2007                                 19,701
            420,000 Hanger Orthopedic Group, Inc. 144A sr. notes 10 3/8s, 2009                              446,250
            170,000 HCA, Inc. debs. 7.19s, 2015                                                             172,893
            150,000 HCA, Inc. med. term notes 7.69s, 2025                                                   151,538
            600,000 HCA, Inc. med. term notes 6.63s, 2045                                                   601,914
            200,000 HCA, Inc. notes 8 3/4s, 2010                                                            222,990
            640,000 HCA, Inc. notes 8.36s, 2024                                                             691,936
            510,000 HCA, Inc. notes 7s, 2007                                                                526,218
            220,000 Healthsouth Corp. sr. sub. notes 10 3/4s, 2008                                          244,750
            250,000 Insight Health Services Corp. 144A sr. sub. notes 9 7/8s, 2011                          257,500
            490,000 Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/2s,
                    2007 (In default) (NON)                                                                      49
            250,000 Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/4s,
                    2008 (In default) (NON)                                                                      25
            149,221 Kinetic Concepts, Inc. bank term loan FRN Ser. C, 5.05s,
                    2005 (acquired 11/5/01, cost $149,407) (RES)                                            148,599
            400,000 Kinetic Concepts, Inc. company guaranty Ser. B, 9 5/8s, 2007                            414,000
            993,795 Magellan Health Services, Inc. bank term loan FRN 5.688s,
                    2005 (acquired 12/6/01, cost $994,416) (RES)                                            992,801
            800,000 Magellan Health Services, Inc. sr. sub. notes 9s, 2008                                  678,000
             70,000 Magellan Health Services, Inc. 144A sr. notes 9 3/8s, 2007                               70,000
          1,000,000 Mariner Post-Acute Network, Inc. sr. sub. notes Ser. B, 9 1/2s,
                    2007 (In default) (NON)                                                                  10,000
            210,000 Mariner Post-Acute Network, Inc. sr. sub. notes stepped-coupon
                    Ser. B, zero % (10 1/2s, 11/1/02), 2007 (In default) (NON) (STP)                          1,050
            440,000 Mediq, Inc. company guaranty 11s, 2008 (In default) (NON)                                 4,400
            380,000 Mediq, Inc. debs. stepped-coupon zero % (13s, 6/1/03),
                    2009 (In default) (NON) (STP)                                                                38
          1,080,000 Multicare Companies, Inc. sr. sub. notes 9s, 2007 (In default) (NON)                        108
            310,000 Omnicare, Inc. company guaranty Ser. B, 8 1/8s, 2011                                    328,600
            200,000 Rotech Healthcare, Inc. bank term loan FRN Ser. B, 6 3/4s, 2008
                    (acquired various dates from 4/3/02 to 4/23/02, cost $201,625) (RES)                    202,125
            290,000 Rotech Healthcare, Inc. 144A sr. sub. notes 9 1/2s, 2012                                304,500
             70,000 Service Corp. International debs. 7 7/8s, 2013                                           60,375
             50,000 Service Corp. International notes 7.7s, 2009                                             44,625
            970,000 Service Corp. International notes 6s, 2005                                              873,000
            390,000 Stewart Enterprises, Inc. notes 10 3/4s, 2008                                           429,000
            520,000 Sun Healthcare Group, Inc. sr. sub. notes Ser. B, 9 1/2s, 2007
                    (In default) (NON)                                                                           52
            430,000 Sun Healthcare Group, Inc. 144A sr. sub. notes 9 3/8s, 2008
                    (In default) (NON)                                                                           43
            930,000 Triad Hospitals Holdings company guaranty Ser. B, 11s, 2009                           1,041,600
             60,000 Triad Hospitals, Inc. company guaranty Ser. B, 8 3/4s, 2009                              63,900
            300,000 Vanguard Health Systems, Inc. company guaranty 9 3/4s, 2011                             316,500
                                                                                                      -------------
                                                                                                         13,097,172

Homebuilding (0.9%)
-------------------------------------------------------------------------------------------------------------------
            300,000 Beazer Homes USA, Inc. company guaranty 8 5/8s, 2011                                    307,500
             50,000 D.R. Horton, Inc. company guaranty 8s, 2009                                              49,250
            350,000 D.R. Horton, Inc. sr. notes 7 7/8s, 2011                                                341,250
            110,000 D.R. Horton, Inc. 144A sr. notes 8 1/2s, 2012                                           110,000
            200,000 Del Webb Corp. sr. sub. debs. 9 3/8s, 2009                                              210,750
            250,000 K. Hovnanian Enterprises, Inc. company guaranty 10 1/2s, 2007                           272,500
            500,000 KB Home sr. sub. notes 9 1/2s, 2011                                                     522,500
            130,000 Lennar Corp. company guaranty Ser. B, 9.95s, 2010                                       144,950
            280,000 Lennar Corp. sr. notes 7 5/8s, 2009                                                     280,700
             50,000 M.D.C. Holdings, Inc. sr. notes 8 3/8s, 2008                                             50,750
            360,000 Ryland Group, Inc. sr. notes 9 3/4s, 2010                                               392,400
             70,000 Ryland Group, Inc. sr. sub. notes 8 1/4s, 2008                                           70,000
            180,000 Standard Pacific Corp. sr. notes 9 1/2s, 2010                                           188,100
            260,000 Toll Corp. company guaranty 8 1/8s, 2009                                                262,600
             70,000 Toll Corp. sr. sub. notes 8 1/4s, 2011                                                   70,350
            200,000 WCI Communities, Inc. 144A sr. sub. notes 9 1/8s, 2012                                  202,000
                                                                                                      -------------
                                                                                                          3,475,600

Household Furniture and Appliances (0.4%)
-------------------------------------------------------------------------------------------------------------------
            127,818 Sealy Mattress Co. bank term loan FRN Ser. B, 4.063s, 2004
                    (acquired 12/17/01, cost $128,218) (RES)                                                127,712
            127,841 Sealy Mattress Co. bank term loan FRN Ser. C, 4.313s, 2005
                    (acquired 12/17/01, cost $128,240) (RES)                                                127,734
            243,198 Sealy Mattress Co. bank term loan FRN Ser. D, 4.563s, 2005
                    (acquired 12/17/01, cost $243,958) (RES)                                                242,996
            650,000 Sealy Mattress Co. company guaranty stepped-coupon Ser. B,
                    zero % (10 7/8s, 12/15/02), 2007 (STP)                                                  650,000
            175,000 Sealy Mattress Co. sr. sub. notes Ser. B, 9 7/8s, 2007                                  182,000
                                                                                                      -------------
                                                                                                          1,330,442

Lodging/Tourism (1.2%)
-------------------------------------------------------------------------------------------------------------------
            550,000 Felcor Lodging LP company guaranty 9 1/2s, 2008 (R)                                     581,625
            206,000 Felcor Lodging LP company guaranty 8 1/2s, 2011 (R)                                     211,150
            190,000 Felcor Lodging LP 144A company guaranty 9 1/2s, 2008 (R)                                200,925
          1,625,000 HMH Properties, Inc. company guaranty Ser. B, 7 7/8s, 2008                            1,594,531
            360,000 ITT Corp. notes 6 3/4s, 2005                                                            356,580
             80,000 John Q. Hammons Hotels, Inc. 1st mtge. 8 7/8s, 2004                                      79,600
            100,000 Lodgian Financing Corp. company guaranty 12 1/4s, 2009
                    (In default) (NON)                                                                       50,000
            250,000 Meristar Hospitality Corp. company guaranty 9 1/8s, 2011                                255,625
            100,000 Meristar Hospitality Corp. company guaranty 9s, 2008                                    102,000
            160,000 MeriStar Hospitality Operating Partnership/MeriStar Hospitality
                    Finance Corp. 144A sr. notes 10 1/2s, 2009 (R)                                          170,800
            210,000 Mikohn Gaming Corp. company guaranty Ser. B, 11 7/8s, 2008                              206,850
            200,000 Resorts International Hotel and Casino, Inc. 144A 1st mtge.
                    11 1/2s, 2009                                                                           192,000
            260,000 Starwood Hotels & Resorts Worldwide, Inc. 144A
                    notes 7 7/8s, 2012                                                                      260,613
                                                                                                      -------------
                                                                                                          4,262,299

Publishing (1.0%)
-------------------------------------------------------------------------------------------------------------------
            160,000 Belo Corp. sr. notes 7 1/8s, 2007                                                       159,746
            290,000 Garden State Newspapers, Inc. sr. sub. notes 8 5/8s, 2011                               284,200
            120,000 Garden State Newspapers, Inc. sr. sub. notes Ser. B, 8 3/4s, 2009                       120,000
            200,000 Hollinger International Publishing, Inc. company guaranty 9 1/4s, 2007                  205,000
            937,016 Hollinger Participation Trust 144A sr. notes 12 1/8s,
                    2010 (Canada) (PIK)                                                                     890,165
            400,000 Perry-Judd company guaranty 10 5/8s, 2007                                               380,000
            730,000 PRIMEDIA, Inc. company guaranty 8 7/8s, 2011                                            627,800
            180,000 PRIMEDIA, Inc. company guaranty 7 5/8s, 2008                                            145,800
            420,000 PRIMEDIA, Inc. company guaranty Ser. B, 8 1/2s, 2006                                    369,600
            240,000 Quebecor Media, Inc. sr. disc. notes stepped-coupon zero %
                    (13 3/4s, 7/15/06), 2011 (Canada) (STP)                                                 160,800
            250,000 Quebecor Media, Inc. sr. notes 11 1/8s, 2011 (Canada)                                   270,000
                                                                                                      -------------
                                                                                                          3,613,111

Retail (0.8%)
-------------------------------------------------------------------------------------------------------------------
            260,000 Amazon.com, Inc. sr. sub. notes stepped-coupon zero %
                    (10s, 5/1/03), 2008 (STP)                                                               221,000
            480,000 Autonation, Inc. company guaranty 9s, 2008                                              508,800
          1,210,000 Cybernet Internet Services International, Inc. 144A sr. disc.
                    notes stepped-coupon zero % (13s, 8/15/04), 2009 (Denmark) (STP)                         12,100
             20,000 Iron Age Holdings Corp. sr. disc. notes stepped-coupon zero %
                    (12 1/8s, 5/1/03), 2009 (STP)                                                             1,400
             80,000 JC Penney Company, Inc. debs. 7.95s, 2017                                                69,600
            250,000 JC Penney Company, Inc. debs. 7.4s, 2037                                                245,000
            170,000 JC Penney Company, Inc. notes Ser. MTNA, 7.05s, 2005                                    165,750
            400,000 K mart Corp. pass-through certificates Ser. 95K4, 9.35s,
                    2020 (In default) (NON)                                                                 207,000
            370,000 Levi Strauss & Co. sr. notes 11 5/8s, 2008                                              392,200
             35,000 Mothers Work, Inc. sr. notes 12 5/8s, 2005                                               32,900
            970,000 Saks, Inc. company guaranty 8 1/4s, 2008                                                960,300
            120,000 Tommy Hilfiger USA, Inc. company guaranty 6 1/2s, 2003                                  118,200
                                                                                                      -------------
                                                                                                          2,934,250

Specialty Printing (0.2%)
-------------------------------------------------------------------------------------------------------------------
            270,000 Von Hoffman Press, Inc. 144A company guaranty 10 1/4s, 2009                             282,150
            159,359 Von Hoffman Press, Inc. 144A sr. sub. notes 13 1/2s, 2009                               143,423
            170,000 Von Hoffman Press, Inc. 144A sr. sub. notes 10 3/8s, 2007                               165,750
                                                                                                      -------------
                                                                                                            591,323

Technology (1.6%)
-------------------------------------------------------------------------------------------------------------------
             60,000 Comdisco, Inc. notes 7 1/4s, 2001 (In default) (NON) (DEF)                               50,100
             40,000 Comdisco, Inc. notes 6 3/8s, 2001 (In default) (NON) (DEF)                               32,300
            130,000 Comdisco, Inc. notes 5.95s, 2002 (In default) (NON) (DEF)                               106,600
            189,000 CSG Systems International, Inc. bank term loan FRN Ser. B,
                    5.129s, 2008 (acquired 3/4/02, cost $189,473) (RES)                                     188,882
            400,000 Fairchild Semiconductor International, Inc. sr. sub. notes 10 1/8s, 2007                418,000
            840,000 Firstworld Communication Corp. sr. disc. notes stepped-coupon
                    zero % (13s, 4/15/03), 2008 (STP)                                                        84,000
            450,000 Intira Corp. bonds stepped-coupon zero % (13s, 2/1/05), 2010
                    (acquired 1/31/00, cost $239,810) (RES) (STP)                                                45
            130,000 Iron Mountain, Inc. company guaranty 8 5/8s, 2013                                       135,200
            150,000 Iron Mountain, Inc. company guaranty 8 1/8s, 2008 (Canada)                              151,500
            720,000 Iron Mountain, Inc. sr. sub. notes 8 1/4s, 2011                                         734,400
             40,000 Lucent Technologies, Inc. debs. 6 1/2s, 2028                                             25,200
          1,070,000 Lucent Technologies, Inc. debs. 6.45s, 2029                                             674,100
          1,000,000 Micron Technology, Inc. cv. 6 1/2s, 2005                                                950,000
            250,000 Polaroid Corp. sr. notes 11 1/2s, 2006 (In default) (NON)                                 5,000
             90,000 PSINet, Inc. sr. notes 11 1/2s, 2008 (In default) (NON)                                   9,113
            630,000 PSINet, Inc. sr. notes 11s, 2009 (In default) (NON)                                      63,788
             70,000 PSINet, Inc. sr. notes Ser. B, 10s, 2005 (In default) (NON)                               7,088
             60,000 Rhythms Netconnections, Inc. sr. notes Ser. B, 14s, 2010 (In default) (NON)               1,200
            200,000 SCG Holding & Semiconductor Corp. company guaranty 12s, 2009                            168,000
             80,000 Seagate Technology, Inc. 144A company guaranty 12 1/2s,
                    2007 (Cayman Islands)                                                                    96,000
            800,000 Sequa Corp. sr. notes 9s, 2009                                                          812,000
            200,000 Sequa Corp. sr. notes Ser. B, 8 7/8s, 2008                                              201,000
            300,000 Telecommunications Techniques, Inc. company guaranty 9 3/4s, 2008                        75,000
             84,588 Telex Communications Group, Inc. sr. sub. notes zero %,
                    2006 (In default) (NON)                                                                  46,523
            490,000 World Access, Inc. sr. notes Ser. B, 13 1/4s, 2008 (In default) (NON)                    17,150
             30,000 Xerox Corp. notes 5 1/2s, 2003                                                           27,975
            710,000 Xerox Corp. 144A sr. notes 9 3/4s, 2009                                                 678,050
             20,000 Xerox Credit Corp. sr. notes 6.1s, 2003                                                  18,400
                                                                                                      -------------
                                                                                                          5,776,614

Textiles (0.3%)
-------------------------------------------------------------------------------------------------------------------
            300,000 Galey & Lord, Inc. company guaranty 9 1/8s, 2008 (In default) (NON)                      43,500
            410,000 Kasper A.S.L., Ltd. sr. notes 12 3/4s, 2004 (In default) (NON)                           82,000
            230,000 Russell Corp. 144A sr. notes 9 1/4s, 2010                                               236,325
            320,000 The William Carter Holdings Co. company guaranty Ser. B,
                    10 7/8s, 2011                                                                           342,400
            710,000 Westpoint Stevens, Inc. sr. notes 7 7/8s, 2005                                          468,600
                                                                                                      -------------
                                                                                                          1,172,825

Transportation (1.1%)
-------------------------------------------------------------------------------------------------------------------
             40,000 Air Canada Corp. sr. notes 10 1/4s, 2011 (Canada)                                        30,800
            230,000 American Airlines, Inc. bonds Ser. 01-2, Class B, 8.608s, 2011                          241,824
            110,000 American Airlines, Inc. 144A pass-through certificates Ser. 01-2,
                    Class A-2, 7.858s, 2011                                                                 116,455
            530,000 Calair, LLC/Calair Capital Corp. company guaranty 8 1/8s, 2008                          450,500
            170,000 Continental Airlines, Inc. pass-through certificates Ser. D,
                    7.568s, 2006                                                                            147,900
            210,000 Delta Air Lines, Inc. pass-through certificates Ser. 00-1, Class C,
                    7.779s, 2005                                                                            211,995
            150,000 Delta Air Lines, Inc. pass-through certificates Ser. C, 7.779s, 2012                    151,500
             34,000 International Shipholding Corp. sr. notes 9s, 2003                                       34,000
            400,000 Kansas City Southern Railway Co. company guaranty 9 1/2s, 2008                          432,000
            130,000 Kitty Hawk, Inc. company guaranty 9.95s, 2004 (In default) (NON)                         13,000
            260,000 Navistar International Corp. company guaranty Ser. B, 9 3/8s, 2006                      274,950
            340,000 Navistar International Corp. sr. notes Ser. B, 8s, 2008                                 336,600
            130,000 Northwest Airlines, Inc. company guaranty 8 3/8s, 2004                                  125,450
            310,000 Northwest Airlines, Inc. company guaranty 7 5/8s, 2005                                  291,400
            310,000 Northwest Airlines, Inc. sr. notes 9 7/8s, 2007                                         302,250
            144,554 NWA Trust sr. notes Ser. A, 9 1/4s, 2012                                                144,554
            430,000 RailAmerica Transportation company guaranty 12 7/8s, 2010                               473,516
             80,000 Transportation Manufacturing Operations, Inc. company guaranty
                    11 1/4s, 2009                                                                            61,600
            100,000 Travel Centers of America, Inc. company guaranty 12 3/4s, 2009                          110,000
            190,000 US Air, Inc. pass-through certificates Ser. 93A2, 9 5/8s, 2003                          155,800
            120,000 US Air, Inc. pass-through certificates Ser. 93A3, 10 3/8s, 2013                          79,200
                                                                                                      -------------
                                                                                                          4,185,294

Utilities (2.2%)
-------------------------------------------------------------------------------------------------------------------
            260,000 AES Corp. (The) notes 8 3/4s, 2008                                                      215,800
            720,000 AES Corp. (The) sr. notes 9 3/8s, 2010                                                  597,600
            140,000 Azurix Corp. sr. notes Ser. B, 10 3/4s, 2010                                            126,000
            130,000 Azurix Corp. sr. notes Ser. B, 10 3/8s, 2007                                            117,000
            600,000 Calpine Canada Energy Finance company guaranty
                    8 1/2s, 2008 (Canada)                                                                   510,000
            210,000 Calpine Corp. sr. notes 10 1/2s, 2006                                                   184,800
            420,000 Calpine Corp. sr. notes 8 5/8s, 2010                                                    359,100
            700,000 Calpine Corp. sr. notes 8 1/2s, 2011                                                    598,500
            410,000 Calpine Corp. sr. notes 7 7/8s, 2008                                                    351,575
             10,000 Calpine Corp. sr. notes 7 3/4s, 2009                                                      8,350
            500,000 CMS Energy Corp. sr. notes 8.9s, 2008                                                   530,000
            170,000 CMS Energy Corp. sr. notes 8 1/2s, 2011                                                 179,826
            140,000 CMS Energy Corp. sr. notes Ser. B, 6 3/4s, 2004                                         141,403
            200,000 Edison Mission Energy sr. notes 10s, 2008                                               208,000
             40,000 Midland Funding II debs. Ser. B, 13 1/4s, 2006                                           46,392
            720,000 Midland Funding II debs Ser. A, 11 3/4s, 2005                                           790,726
             70,556 Midland Funding II Corp. debs. Ser. C-94, 10.33s, 2002                                   71,034
            620,000 Mission Energy Holding Co. sec. notes 13 1/2s, 2008                                     680,450
            261,863 Northeast Utilities notes Ser. A, 8.58s, 2006                                           282,516
             59,733 Northeast Utilities notes Ser. B, 8.38s, 2005                                            63,492
            200,000 Pacific Gas & Electric Co. 144A sr. notes 7 3/8s, 2005 (In default) (NON)               228,500
            490,000 Southern California Edison Co. notes 8.95s, 2003                                        496,738
             50,000 Southern California Edison Co. notes 6 3/8s, 2006                                        48,125
            500,000 Tiverton/Rumford Power Associates, LP 144A pass-through
                    certificates 9s, 2018                                                                   432,500
            647,000 York Power Funding 144A notes 12s, 2007 (Cayman Islands)
                    (In default) (NON)                                                                      595,240
                                                                                                      -------------
                                                                                                          7,863,667
                                                                                                      -------------
                    Total Corporate Bonds and Notes (cost $202,256,867)                               $ 177,405,596

FOREIGN GOVERNMENT BONDS AND NOTES (16.7%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
USD         978,639 Argentina (Republic of) bonds Ser. 2018, 2.89s, 2018 (In default) (NON)           $     215,301
AUD       7,050,000 Australia (Government of) bonds Ser. 611, 5 3/4s, 2011                                3,692,409
USD       1,030,000 Brazil (Federal Republic of) notes 11s, 2012                                            906,400
USD       2,575,000 Brazil (Federal Republic of) unsub. notes 11s, 2040                                   2,021,375
USD       2,426,000 Bulgaria (Republic of) 144A bonds 8 1/4s, 2015                                        2,332,599
CAD       1,005,000 Canada (Government of) bonds 5 1/2s, 2010                                               638,498
CAD         410,000 Canada (Government of) bonds Ser. WL43, 5 3/4s, 2029                                    256,250
USD         840,000 Colombia (Republic of) bonds 11 3/4s, 2020                                              831,600
USD         255,000 Ecuador (Republic of) bonds Ser. REGS, 12s, 2012                                        213,308
USD         145,000 Ecuador (Republic of) bonds stepped-coupon Ser. REGS,
                    5s (6s, 8/15/02), 2030 (STP)                                                             83,375
EUR       1,235,000 France (Government of) bonds 5 1/2s, 2010                                             1,138,202
EUR         440,000 France (Government of) debs. 4s, 2009                                                   370,432
EUR         150,000 Germany (Federal Republic of) bonds 5s, 2012                                            133,784
EUR          31,100 Germany (Federal Republic of) bonds Ser. 00, 5 1/2s, 2031                                27,948
EUR         780,000 Germany (Federal Republic of) bonds Ser. 94, 6 1/4s, 2024                               762,080
EUR       5,825,000 Germany (Federal Republic of) bonds Ser. 95, 7 3/8s, 2005                             5,636,075
EUR       2,830,000 Germany (Federal Republic of) bonds Ser. 99, 4s, 2009                                 2,397,830
EUR       1,940,000 Italy (Government of) sr. unsub. 4 1/4s, 2002                                         1,747,396
EUR         655,000 Italy (Government of) treasury bonds 4 3/4s, 2006                                       592,037
EUR       1,620,000 Italy (Government of) treasury bonds 3 1/4s, 2004                                     1,440,485
USD         200,000 Malaysia (Government of) bonds 7 1/2s, 2011                                             212,700
NZD       3,290,000 New Zealand (Government of) bonds 8s, 2006                                            1,551,084
NZD       1,052,000 New Zealand (Government of) bonds Ser. 709, 7s, 2009                                    478,089
USD         207,000 Peru (Republic of) 144A notes 9 1/8s, 2012                                              200,790
USD         415,000 Philippines (Republic of) notes 10 5/8s, 2025                                           449,860
USD         570,000 Philippines (Republic of) notes 8 3/8s, 2009                                            578,550
USD       1,035,000 Russia (Federation of) bonds 12 3/4s, 2028                                            1,264,253
USD         740,000 Russia (Federation of) unsub. 10s, 2007                                                 793,650
USD       2,220,000 Russia (Federation of) unsub. 8 1/4s, 2010                                            2,178,930
USD       2,740,000 Russia (Federation of) unsub. stepped-coupon 5s
                    (7 1/2s, 3/31/07), 2030 (STP)                                                         1,901,560
USD       4,601,250 Russia (Federation of) 144A unsub. stepped-coupon 5s
                    (7 1/2s, 3/31/07), 2030 (STP)                                                         3,193,268
USD         750,000 South Africa (Republic of) notes 7 3/8s, 2012                                           744,375
EUR         300,000 Spain (Government of) bonds 6s, 2029                                                    284,459
EUR         920,000 Spain (Government of) bonds 4.8s, 2006                                                  830,900
SEK      46,450,000 Sweden (Government of) bonds Ser. 1044, 3 1/2s, 2006                                  4,234,485
USD         420,000 Turkey (Republic of) bonds 11 3/4s, 2010                                                441,000
USD         285,000 Turkey (Republic of) notes 11 1/2s, 2012                                                296,400
GBP         820,000 United Kingdom Treasury bonds 10s, 2003                                               1,277,950
GBP         460,000 United Kingdom Treasury bonds 5s, 2012                                                  660,592
GBP       2,820,000 United Kingdom Treasury bonds Ser. 85, 9 3/4s, 2002                                   4,185,326
GBP       1,585,000 United Kingdom Treasury bonds 8 1/2s, 2005                                            2,562,570
USD       1,920,000 United Mexican States bonds 11 3/8s, 2016                                             2,467,200
USD       1,140,000 United Mexican States bonds Ser. MTN, 8.3s, 2031                                      1,164,510
USD         440,000 United Mexican States notes 8 1/8s, 2019                                                446,160
USD       2,160,000 United Mexican States notes Ser. A, 9 7/8s, 2010                                      2,478,600
USD         445,000 Venezuela (Republic of) bonds 9 1/4s, 2027                                              313,725
                                                                                                      -------------
                    Total Foreign Government Bonds and Notes (cost $57,922,017)                      $   60,628,370
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (9.9%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
U.S. Government Agency Mortgage Obligations (1.5%)
-------------------------------------------------------------------------------------------------------------------
$           114,762 Federal Home Loan Mortgage Corporation 7 1/2s, May 1, 2027                       $      120,339
                    Federal National Mortgage Association Pass-Through Certificates
             21,698 8s, July 1, 2024                                                                         23,197
            524,806 7 1/2s, with due dates from January 1, 2030 to August 1, 2030                           548,496
          4,280,000 6 1/2s, May 1, 2032                                                                   4,330,846
             45,086 6 1/2s, June 1, 2014                                                                     46,751
             35,963 6 1/2s, July 1, 2013                                                                     37,291
            199,799 Government National Mortgage Association Pass-Through
                    Certificates 8s, December 15, 2022                                                      214,808
                                                                                                      -------------
                                                                                                          5,321,728

U.S. Treasury Obligations (8.4%)
-------------------------------------------------------------------------------------------------------------------
                    U.S. Treasury Bonds
         11,760,000 7 1/2s, November 15, 2016                                                            13,937,482
          5,965,000 6 1/4s, August 15, 2023                                                               6,333,160
         10,806,000 U.S. Treasury Notes 3 1/2s, November 15, 2006                                        10,404,125
                                                                                                      -------------
                                                                                                         30,674,767
                                                                                                      -------------
                    Total U.S. Government and Agency Obligations (cost $36,104,267)                  $   35,996,495

COLLATERALIZED MORTGAGE OBLIGATIONS (11.0%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
                    Amortizing Residential Collateral Trust
       $ 19,270,000 Ser. 02-BC1, Class A, Interest Only (IO), 6s, 2005                               $    1,592,033
          1,240,000 Ser. 02-BC1, Class M2, FRN, 2.98s, 2032                                               1,224,993
          2,044,131 Banc of America Commercial Mortgage, Inc. Ser. 01-PB1,
                    Class XC, IO, 0.715s, 2035                                                               93,982
          3,201,937 Bank of America Mortgage Securities Ser. 01-10, Class 1A11,
                    IO, 0.211s, 2031                                                                        236,143
            698,090 Blackstone Hotel Acquisition Co. jr. mtge. loan FRN 9.794s,
                    2003 (United Kingdom)                                                                   968,778
            300,000 Chase Commercial Mortgage Securities Corp. Ser. 00-3,
                    Class G, 6.887s, 2019                                                                   247,406
          4,457,490 Citicorp Mortgage Securities, Inc. Ser. 01-15, Class A3A, IO,
                    0.307s, 2031                                                                            263,096
                    Commercial Mortgage Acceptance Corp.
            905,000 Ser. 97-ML1, Class D, 6.82s, 2010                                                       887,466
          2,825,549 Ser. 97-ML1, IO, 0.47s, 2017                                                             98,342
         15,716,284 Commercial Mortgage Asset Trust Ser. 99-C1, Class X, IO,
                    0.56s, 2020                                                                             911,053
          1,060,000 Countrywide Home Loan Ser. 98-3, Class A5, 6 3/4s, 2028                               1,073,913
          1,625,000 Countrywide Mortgage Backed Securities, Inc. Ser. 93-C,
                    Class A8, 6 1/2s, 2024                                                                1,635,221
          1,182,000 Criimi Mae Commercial Mortgage Trust Ser. 98-C1,
                    Class A2, 7s, 2011                                                                    1,193,081
          1,143,000 Criimi Mae Commercial Mortgage Trust 144A Ser. 98-C1,
                    Class B, 7s, 2011                                                                     1,065,133
            295,000 CS First Boston Mortgage Securities Corp. Ser. 01-CF2,
                    Class G, 6.93s, 2011                                                                    293,947
         27,102,489 Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1,
                    Class X, IO, 1.00s, 2023                                                              1,088,334
                    Euro Loan Conduit 144A
            300,000 FRN Ser. 7A, Class E, 8.493s, 2006 (United Kingdom)                                     426,231
            300,000 FRN Ser. 7A, Class D, 6.743s, 2006 (United Kingdom)                                     437,073
                    Fannie Mae
             97,175 Ser. 98-63, Class S, 14.52s, 2026                                                        97,175
         11,660,241 Ser. 00-T6, IO, 0.315s, 2030                                                            262,355
              2,446 Ser. 92-15, Class L, IO, 1.82s, 2022                                                     59,043
            366,415 Ser. 98-51, Class SG, 7.15s, 2022                                                       144,734
          2,148,167 Ser. 319, Class 2, IO, 6 1/2s, 2032                                                     592,760
            782,749 Ser. 01-55, Class CZ, 6 1/2s, 2031                                                      777,245
            509,800 Ser. 01-58, Class HI, IO, 6 1/2s, 2026                                                  118,051
          1,920,100 Ser. 01-62, Class PI, IO, 6 1/2s, 2025                                                  294,015
            548,700 Ser. 98-1, Class SA, IO, 6 1/2s, 2024                                                   174,898
          2,841,052 Ser. 93-251, Class Z, 6 1/2s, 2023                                                    2,799,768
          1,278,500 Ser. 01-72, Class NI, IO, 6s, 2021                                                      169,600
          1,819,300 Ser. 01-70, Class PI, IO, 6s, 2021                                                      250,692
          1,282,800 Ser. 01-74, Class QI, IO, 6s, 2018                                                      142,105
            888,900 Ser. 01-74, Class MI, IO, 6s, 2015                                                      156,009
          3,561,165 Ser. 318, Class 2, IO, 2.981s, 2032                                                   1,076,140
            962,404 Ser. 01-62, Class BI, IO, 1.723s, 2026                                                  172,330
             40,069 Ser. 01-35, Class KB, 7s, 2030                                                           36,263
             33,757 Ser. 01-30, Class DO, Principal Only (PO), zero %, 2030                                  30,550
            361,732 Ser. 99-51, Class N, PO, zero %, 2029                                                   299,785
            372,970 Ser. 99-52, Class MO, PO, zero %, 2026                                                  338,936
            178,847 Ser. 97-92, Class PO, zero %, 2025                                                      172,839
            464,840 Ser. 96-5, Class PB, PO, zero %, 2024                                                   358,799
            142,684 Ser. 99-4, Class M, PO, zero %, 2023                                                    128,906
            446,876 Ser. 93-159, Class D, PO, zero %, 2023                                                  361,062
          9,690,309 FFCA Secured Lending Corp. Ser. 00-1, Class X, IO, 1.11s, 2020                          819,134
                    Freddie Mac
            262,850 Ser. 2154, Class SA, 24.83s, 2029                                                       275,253
             44,658 Ser. 2149, Class ST, 22.43s, 2029                                                        44,658
            332,072 Ser. 2319, Class S, 21.759s, 2031                                                       331,657
            599,601 Ser. 2360, Class SC, 16.12s, 2031                                                       585,547
             63,441 Ser. 2286, Class LR, 15.37s, 2024                                                        65,880
            558,716 Ser. 1717, Class L, 6 1/2s, 2024                                                        570,370
            601,145 Ser. 2044, Class SG, IO, 2.18s, 2023                                                     45,086
            917,351 Ser. 2389, Class EI, IO, 0.755s, 2021                                                   123,269
            166,543 Ser. 2337, PO, zero %, 2031                                                             136,461
             87,092 Ser. 2331, PO, zero %, 2031                                                              78,818
          1,397,934 Ser. 215, PO, zero %, 2031                                                            1,241,540
             21,617 Ser. 2312, PO, zero %, 2031                                                              19,563
             84,089 Ser. 2317, PO, zero %, 2031                                                              79,123
              7,382 Ser. 2291, Class QO, PO, zero %, 2031                                                     6,680
            261,055 Ser. 57, Class A, PO, zero %, 2023                                                      222,019
            106,020 Ser. 2078, Class KC, PO, zero %, 2023                                                    98,598
            356,947 Ser. 2351, PO, zero %, 2031                                                             294,481
          1,727,878 Ser. 209, IO, 7 1/2s, 2030                                                              279,700
          5,163,175 Ser. 212, IO, 1.917s, 2031                                                            1,416,646
            300,000 GE Capital Commercial Mortgage Corp. Ser. 01-1, Class G,
                    7.04s, 2011                                                                             295,050
            620,000 GE Capital Mortgage Services, Inc. Ser. 98-11, Class 2A4,
                    6 3/4s, 2028                                                                            628,798
                    Government National Mortgage Association
            448,549 Ser. 98-2, Class EA, PO, zero %, 2028                                                   372,139
            138,224 Ser. 99-42, PO, zero %, 2027                                                            135,028
            585,000 Granite Mortgages PLC FRN Ser. 01-1, Class 1C, 3.17s,
                    2041 (United Kingdom)                                                                   584,631
          2,660,000 Holmes Financing PLC FRB Ser. 1, Class 2C, 2.977s, 2040                               2,660,000
            295,000 LB-UBS Commercial Mortgage Trust Ser. 01-C3, Class A2,
                    6.37s, 2011                                                                             303,205
                    Merrill Lynch Mortgage Investors, Inc.
          7,207,645 Ser. 96-C2, IO, 0.86s, 2028                                                             443,721
            640,000 Ser. 1995-C3, Class D, 7.782s, 2025                                                     679,650
            585,000 Ser. 96-C2, Class E, 6.96s, 2028                                                        566,604
          3,797,635 Mortgage Capital Funding, Inc. Ser. 97-MC2, Class X, IO, 0.72s, 2012                    199,969
             31,159 Prudential Home Mortgage Securities Ser. 93-57, Class A4, 5.9s, 2023                     31,616
          9,136,791 Residential Funding Mortgage Securities, Inc. Ser. 01-S26, Class A9,
                    IO, 0.765s, 2031                                                                        559,628
            700,000 Residential Mortgage Securities 144A FRB Ser. 8, Class M, 6.88s, 2038                 1,014,940
            381,194 Rural Housing Trust Ser. 87-1, Class D, 6.33s, 2026                                     391,601
          1,370,000 Starwood Asset Recivables Trust FRB Ser. 00-1, Class E, 7.8s, 2005                    1,382,467
                                                                                                      -------------
                    Total Collateralized Mortgage Obligations (cost $39,453,124)                     $   39,733,815

ASSET-BACKED SECURITIES (4.1%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$           464,000 Aames Mortgage Trust Ser. 02-1, Class A3, FRN, 6.869s, 2032                      $      472,026
            427,077 Arc Net Interest Margin Trust 144A Ser. 02-1A, Class A, 7 3/4s, 2032                    422,873
            342,268 Asset Backed Funding Corp. NIM Trust Ser. 02-WF1, 9.32s, 2032                           353,595
          1,004,000 Bank One Issuance Trust Ser. 02-C1, Class C1, FRN, 2.801s, 2007                       1,004,000
            685,000 CDC Mortgage Capital Trust Ser. 02-HE1, Class M, FRN, 3.1s, 2032                        678,150
                    Conseco Finance Securitizations Corp.
          1,665,000 Ser. 00-4, Class A6, 8.31s, 2032                                                      1,775,518
            600,000 Ser. 00-6, Class M2, 8.2s, 2032                                                         611,179
            561,000 Ser. 01-4, Class B1, 9.4s, 2010                                                         528,114
          2,190,000 Ser. 02-1, Class A, 6.681s, 2033                                                      2,203,774
            394,000 Consumer Credit Reference IDX Securities Ser. 02-1A, Class A,
                    FRB, 3.99s, 2007                                                                        394,862
            738,666 First Plus 144A Ser. 98-A, Class A, 8 1/2s, 2023                                        487,519
            150,000 Green Tree Financial Corp. Ser. 95-F, Class B2, 7.1s, 2021                              129,469
          1,448,823 Greenpoint Manufactured Housing Ser. 00-3, Class IA, 8.45s, 2031                      1,533,245
            568,528 Madison Avenue Manufactured Housing Contract Ser. 02-A,
                    Class B1, FRN, 5.159s, 2032                                                             426,396
            339,606 Mid-State Trust Ser.10, Class B, 7.54s, 2026                                            331,965
                    Morgan Stanley Dean Witter Capital I
            210,000 Ser. 01-NC3, Class B1, FRN, 4.35s, 2031                                                 207,211
            900,000 Ser. 01-NC4, Class B1, FRN, 4.35s, 2032                                                 893,953
            350,000 Ser. 02-AM2, Class B1, FRN, 4.21s, 2032                                                 343,602
            278,674 Ser. 01-AM1N, Class Note, 12 3/4s, 2032                                                 324,203
            608,694 144A Ser. 01-NC4N, Class Note, 8 1/2s, 2032                                             605,650
                    Option One Mortgage Securities Corp.
            671,668 Ser. 02-2A, Class CFTS, 8.83s, 2032                                                     689,900
            595,430 Ser. 02-1, Class CTFS, 6 3/4s, 2032                                                     588,428
                                                                                                      -------------
                    Total Asset-Backed Securities (cost $15,020,810)                                 $   15,005,632

BRADY BONDS (2.1%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$         5,714,974 Brazil (Federal Republic of) bonds 8s, 2014                                      $    4,457,680
          1,485,000 Brazil (Federal Republic of) government guaranty Ser. 30YR,
                    3.063s, 2024                                                                          1,076,625
            440,000 Brazil (Federal Republic of) govt. guaranty FRB 3 1/4s, 2012                            314,072
            250,000 United Mexican States bonds Ser. B, 6 1/4s, 2019                                        233,438
          1,714,260 Venezuela (Republic of) debs. FRB Ser. DL, 4 3/4s, 2007                               1,418,550
                                                                                                      -------------
                    Total Brady Bonds (cost $7,430,395)                                              $    7,500,365

PREFERRED STOCKS (1.4%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
             15,624 AmeriKing, Inc. $3.25 cum. pfd. (PIK)                                            $          156
             29,000 California Federal Bancorp, Inc. Ser. A, $2.281 pfd.                                    735,150
              9,850 Chevy Chase Capital Corp. Ser. A, $5.188 pfd. (PIK)                                     560,465
            130,000 CSBI Capital Trust I 144A company guaranty Ser. A, 11.75% pfd.                          146,575
             10,460 CSC Holdings, Inc. Ser. M, $11.125 cum. pfd. (PIK)                                      972,780
                489 Delta Financial Corp. Ser. A, $10.00 cum. pfd.                                            5,624
             27,930 Diva Systems Corp. Ser. C, 6.00% cum. pfd.                                                  279
              7,700 Doane Pet Care Co. $7.125 pfd.                                                          231,000
                388 Dobson Communications Corp. 13.00% pfd.                                                 310,400
                210 First Republic Capital Corp. 144A 10.50% pfd.                                           208,950
                274 Granite Broadcasting Corp. 12.75% cum. pfd. (PIK)                                       150,700
                 23 Intermedia Communications, Inc. Ser. B, 13.50% pfd. (PIK)                                11,040
                414 Nextel Communications, Inc. Ser. E, 11.125% pfd. (PIK)                                  144,900
                145 Paxson Communications Corp. 13.25% cum. pfd. (PIK)                                    1,261,500
                609 Rural Cellular Corp. 12.25% pfd. (PIK)                                                  273,893
                                                                                                      -------------
                    Total Preferred Stocks (cost $6,203,903)                                         $    5,013,412

COMMON STOCKS (1.1%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
              1,153 Alderwoods Group, Inc. (NON)                                                     $        9,397
                200 AmeriKing, Inc. (NON)                                                                         2
             18,271 Arch Wireless, Inc. (NON)                                                                   110
              7,792 Aurora Foods, Inc. (NON)                                                                 46,284
              3,075 Call-Net Enterprises, Inc. Class B (Canada) (NON)                                         8,303
            111,146 Celcaribe SA (Colombia) (NON)                                                             3,334
          1,883,299 Contifinancial Corp. Liquidating Trust Units                                             94,165
              8,378 Covad Communications Group, Inc. 144A (NON)                                              16,840
                548 Delta Funding Residual Exchange Co., LLC (NON)                                          119,738
                340 Delta Funding Residual Management, Inc. (NON)                                                 3
             11,160 Doskocil Manufacturing Company, Inc. (NON)                                               33,480
              1,471 Focal Communications Corp. (NON)                                                          8,326
              3,729 Genesis Health Ventures, Inc. (NON)                                                      70,105
              7,263 Intira Corp. (NON)                                                                            1
             60,000 Loewen Group International, Inc. (NON)                                                        6
            530,000 Paracelsus Healthcare Corp. (NON)                                                            53
             15,092 Pioneer Cos., Inc. (NON)                                                                 30,184
                480 Premium Holdings (L.P.) 144A (NON)                                                       10,076
              1,004 PSF Holdings LLC Class A (NON)                                                        2,108,106
                 91 Quorum Broadcast Holdings, Inc. Class E
                    (acquired 5/15/01, cost $90,498) (RES) (NON)                                             69,831
              7,676 Regal Cinemas, Inc. (NON)                                                             1,189,780
             15,520 Safety Components International, Inc.
                    (acquired 7/21/97, cost $290,000) (RES) (NON)                                            85,360
             15,000 Specialty Foods Acquisition Corp. (NON)                                                     150
                867 Vast Solutions, Inc. Class B1 (NON)                                                       2,601
                867 Vast Solutions, Inc. Class B2 (NON)                                                       2,601
                867 Vast Solutions, Inc. Class B3 (NON)                                                       2,601
                  1 WorldCom, Inc.-WorldCom Group (NON)                                                           2
                                                                                                      -------------
                    Total Common Stocks (cost $6,701,106)                                            $    3,911,439

CONVERTIBLE BONDS AND NOTES (0.5%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$           390,000 American Tower Corp. cv. notes 5s, 2010                                          $      220,350
            510,000 DaVita, Inc. cv. sub. notes 7s, 2009                                                    511,275
            560,000 Exide Corp. 144A cv. sr. sub. notes 2.9s, 2005 (In default) (NON)                         2,800
            320,000 Healthsouth Corp. cv. sub. debs. 3 1/4s, 2003                                           313,200
             59,000 Hexcel Corp. cv. sub. notes 7s, 2003                                                     46,905
          1,130,000 Nextel Communications, Inc. cv. sr. notes 5 1/4s, 2010                                  603,138
             50,000 Rogers Communications cv. debs. 2s, 2005 (Canada)                                        38,875
             20,000 Spectrasite Holdings, Inc. cv. sr. notes 6 3/4s, 2010                                     8,000
                                                                                                      -------------
                    Total Convertible Bonds and Notes (cost $2,201,934)                              $    1,744,543

UNITS (0.1%) (a)
NUMBER OF UNITS                                                                                               VALUE
-------------------------------------------------------------------------------------------------------------------
                330 Hercules Trust II units cum. cv. pfd. 6 1/2s                                     $      193,050
            380,000 XCL, Ltd. 144A units 13 1/2s, 2004 (In default) (NON)                                   114,000
              4,732 XCL, Ltd. 144A units cv. cum. pfd. zero % (In default) (NON) (PIK)                        2,366
                                                                                                      -------------
                    Total Units (cost $927,179)                                                      $      309,416

CONVERTIBLE PREFERRED STOCKS (0.1%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
                 89 Anker Coal Group, Inc. 14.25% cv. pfd.                                           $          445
                 30 Genesis Health Ventures, Inc. $6.00 cv. pfd. (PIK)                                        3,300
                760 Interact Systems, Inc. 144A 14.00% cv. pfd. (In default) (NON)                                8
              2,600 LTV Corp. 144A $4.125 cv. pfd. (In default) (NON)                                           325
                 27 Paxson Communications Corp. 144A 9.75% cv. pfd. (PIK)                                   240,300
              4,014 Telex Communications, Inc. zero % cv. pfd. (In default) (NON)                             4,014
                 72 World Access, Inc. 144A Ser. D, zero % cv. pfd.                                              18
                932 XCL, Ltd. 144A Ser. A, 9.50% cum. cv. pfd. (In default) (NON) (PIK)                         466
                                                                                                      -------------
                    Total Convertible Preferred Stocks (cost $622,580)                               $      248,876

WARRANTS (--%) (a) (NON)                                                                  EXPIRATION
NUMBER OF WARRANTS                                                                        DATE                VALUE
-------------------------------------------------------------------------------------------------------------------
                  7 Anker Coal Group, Inc. 144A                                           10/28/09   $            1
                310 Birch Telecommunications, Inc. 144A (PIK)                             6/15/08                 3
                325 Club Regina, Inc. 144A                                                12/1/04                 3
                230 Colo.com, Inc. 144A                                                   3/15/10                 2
                560 Dayton Superior Corp.                                                 6/15/09             5,600
                 40 Decrane Aircraft Holdings Co.                                         9/30/08                 1
              8,056 Delta Financial Corp.                                                 12/21/10                1
              1,050 Destia Communications 144A                                            7/15/07                11
              1,174 Diva Systems Corp.                                                    5/15/06                12
              2,868 Diva Systems Corp. 144A                                               3/1/08                 29
              4,697 Genesis Health Ventures, Inc.                                         10/1/02            11,320
                380 Globalstar Telecommunications                                         2/15/04                 4
                570 Horizon PCS, Inc.                                                     10/1/10            11,400
              8,514 ICG Communications, Inc.                                              10/15/05               85
              6,514 Imperial Credit Industries, Inc.                                      8/1/08                  7
                760 Interact Systems, Inc.                                                8/1/03                  1
                760 Interact Systems, Inc. 144A                                           12/15/09                8
             43,794 Intira Corp. Class B                                                  9/29/10                 4
                500 iPCS, Inc. 144A                                                       7/15/10               500
                320 IWO Holdings, Inc.                                                    1/15/11            17,600
                620 Jostens, Inc.                                                         5/1/10              6,200
                875 KMC Telecommunications Holdings, Inc. 144A                            4/15/08                 9
                875 Knology Holdings, Inc.                                                10/22/07               22
                302 Leap Wireless International, Inc. 144A                                4/15/10             8,456
              1,628 Loral Space & Communications, Ltd.                                    12/27/06               16
              1,530 McCaw International, Ltd.                                             4/15/07                15
                380 Mediq, Inc. 144A                                                      6/1/09                  4
                210 Mikohn Gaming Corp. 144A                                              8/15/08             1,050
                220 ONO Finance PLC 144A (United Kingdom)                                 2/15/11               440
                390 Orbital Imaging Corp. 144A                                            3/1/05                  1
                525 Orion Network Systems                                                 1/15/07                13
              5,290 Pagemart, Inc. 144A                                                   12/31/03               53
                640 Paxson Communications Corp. 144A                                      6/30/03             2,880
                230 Pliant Corp. 144A                                                     6/1/10                460
                650 Startec Global Communications Corp.                                   5/15/08                 7
                275 Sterling Chemicals Holdings                                           8/15/08               165
                420 Telehub Communications Corp. 144A                                     7/31/05                 1
                158 Telex Communications Group, Inc.                                      3/30/07                 2
                570 Travel Centers of America, Inc. 144A                                  5/1/09                  6
                900 Ubiquitel, Inc. 144A                                                  4/15/10            33,300
              2,285 UIH Australia/Pacific, Inc. 144A                                      5/15/06                23
              8,840 United Artists Theatre                                                3/2/08             70,720
                450 Veraldo Holdings, Inc. 144A                                           4/15/08                 5
                 20 Versatel Telecom NV (Netherlands)                                     5/15/08                10
                320 XM Satellite Radio Holdings, Inc. 144A                                3/15/10               320
                                                                                                      -------------
                    Total Warrants (cost $1,322,055)                                                 $      170,770

SHORT-TERM INVESTMENTS (4.4%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$           815,000 US Treasury Note zero %, June 13, 2002 (SEG)                                     $      813,355
         15,049,000 Interest in $500,000,000 joint tri-party repurchase agreement dated April 30, 2002 with Deutsche Bank Alex Brown
                    due May 1, 2002 with respect to various U.S. Government
                    obligations -- maturity value of $15,049,803 for an effective
                    yield of 1.92%                                                                       15,049,000
                                                                                                      -------------
                    Total Short-Term Investments (cost $15,862,355)                                  $   15,862,355
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $392,028,592) (b)                                        $  363,531,084
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $362,560,665.

  (b) The aggregate identified cost on a tax basis is $393,936,270, resulting in gross unrealized appreciation and depreciation of $12,862,341 and $43,267,527, respectively, or net unrealized depreciation of $30,405,186.

(DEF) Security is in default of principal and interest.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(NON) Non-income-producing security.

(STP) The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin accruing interest or dividend income at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at April 30, 2002 was $13,172,324 or 3.6% of net assets.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at April 30, 2002.

  (R) Real Estate Investment Trust.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate
      Notes (FRN) are the current interest rates shown at April 30, 2002, which are subject to change based on the terms of the security.

------------------------------------------------------------------------------
Forward Currency Contracts to Buy at April 30, 2002 (Unaudited)
(aggregate face value $28,773,065)

                           Market     Aggregate Face  Delivery    Unrealized
                           Value          Value         Date     Appreciation
------------------------------------------------------------------------------
Australian Dollar      $ 5,119,045     $ 4,975,818     6/19/02    $ 143,227
British Pounds           2,434,252       2,391,424     6/19/02       42,828
Canadian Dollar          2,036,641       2,007,750     6/19/02       28,891
Danish Krone               396,946         382,988     6/19/02       13,958
Euro                    10,206,306       9,938,018     6/19/02      268,288
Japanese Yen             8,835,011       8,622,979     6/19/02      212,032
New Zealand Dollar         264,604         263,408     6/19/02        1,196
Swiss Franc                197,702         190,680     6/19/02        7,022
------------------------------------------------------------------------------
                                                                  $ 717,442
------------------------------------------------------------------------------
Forward Currency Contracts to Sell at April 30, 2002 (Unaudited)
(aggregate face value $20,259,581)

                          Market    Aggregate Face   Delivery    Unrealized
                           Value        Value          Date     Depreciation
-------------------------------------------------------------------------------
Australian Dollar       $2,454,434    $2,429,661     6/19/02      $(24,773)
British Pounds           7,631,507     7,436,550     6/19/02      (194,957)
Euro                     4,512,862     4,357,195     6/19/02      (155,667)
Japanese Yen             1,147,714     1,135,854     6/19/02       (11,860)
New Zealand Dollar         984,233       941,521     6/19/02       (42,712)
Swedish Krona            3,988,242     3,958,800     6/19/02       (29,442)
-------------------------------------------------------------------------------
                                                                 $(459,411)
-------------------------------------------------------------------------------
Futures Contracts Outstanding at April 30, 2002 (Unaudited)
                                                                  Unrealized
                                    Aggregate Face  Expiration   Appreciation/
                      Total Value       Value         Date      (Depreciation)
-------------------------------------------------------------------------------
CBT Interest Rate
Swap 10yr (Long)       $ 816,750    $  794,718       Jun-02        $ 22,032
Euro Dollar 90 Day
(Long)                 3,654,375     3,646,039       Sep-02           8,336
Euro Dollar 90 day
(Long)                 2,633,950     2,624,884       Jun-02           9,066
Euro Dollar 90 day
(Short)                2,664,200     2,655,766       Dec-02          (8,434)
Euro Dollar 90 day
(Short)                2,621,850     2,613,022       Sep-02          (8,828)
Euro Bobl 5yr
(Long)                 9,935,261     9,912,974       Jun-02          22,287
Euro Bond 10yr
(Long)                 4,869,347     4,851,318       Jun-02          18,029
Japanese
Government Bond
10yr (Long)            3,241,178     3,209,285       Jun-02          31,893
Japanese
Government Bond
10yr (Long)            1,079,925     1,068,010       Jun-02          11,915
US Treasury Note
5yr (Short)           25,981,412    25,756,893       Jun-02        (224,519)
US Treasury Bond
(Long)                21,178,687    21,149,357       Jun-02          29,330
US Treasury Note
10yr (Short)          13,089,750    12,963,852       Jun-02        (125,898)
US Treasury 10yr
(Long)                 5,383,688     5,236,932       Jun-02         146,756
------------------------------------------------------------------------------
                                                                  $ (68,035)
------------------------------------------------------------------------------
Written Put Options on Foreign Currency Outstanding at April 30, 2002
(Unaudited) (premiums received $2,983)
                                                Expiration Date/     Market
                                                  Strike Price       Value
------------------------------------------------------------------------------
4 Eurodollar 3 Month-CME (call)                    Sep 02/$97        $3,225
------------------------------------------------------------------------------
Swap Contracts outstanding at April 30, 2002 (Unaudited)
                               National       Termination        Unrealized
                                Amount            Date          Appreciation
------------------------------------------------------------------------------
Agreement with Merrill Lynch
Capital Services dated
November 17, 2000 to pay
semi-annually the notional
amount multiplied by the
return of LIBOR-BBA and
receive the notional
amount multiplied by
6.68%.                        $3,500,000         Nov-05           $315,209
------------------------------------------------------------------------------




STATEMENT OF ASSETS AND LIABILITIES
April 30, 2002 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $392,028,592) (Note 1)                                        $363,531,084
-------------------------------------------------------------------------------------------
Cash                                                                              1,146,322
-------------------------------------------------------------------------------------------
Foreign currency (cost $261,347)                                                    266,169
-------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                         7,930,752
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                    3,250,704
-------------------------------------------------------------------------------------------
Receivable for variation margin (Note 1)                                             57,648
-------------------------------------------------------------------------------------------
Receivable for open swap contracts (Note 1)                                         315,209
-------------------------------------------------------------------------------------------
Receivable for open forward currency contracts (Note 1)                             720,414
-------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts (Note 1)                            46,061
-------------------------------------------------------------------------------------------
Total assets                                                                    377,264,363

Liabilities
-------------------------------------------------------------------------------------------
Distributions payable to shareholders                                             2,380,300
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                 10,990,702
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                         2,042
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                        653,550
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                           75,505
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          3,798
-------------------------------------------------------------------------------------------
Payable for open forward currency contracts (Note 1)                                462,383
-------------------------------------------------------------------------------------------
Payable for closed forward currency contracts (Note 1)                              100,471
-------------------------------------------------------------------------------------------
Written options outstanding, at value (premiums received $2,983)
(Note 3)                                                                              3,225
-------------------------------------------------------------------------------------------
Other accrued expenses                                                               31,722
-------------------------------------------------------------------------------------------
Total liabilities                                                                14,703,698
-------------------------------------------------------------------------------------------
Net assets                                                                     $362,560,665

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                $466,212,284
-------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                        (4,210,264)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions (Note 1)                                                  (71,271,590)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and assets and
liabilities in foreign currencies                                               (28,169,765)
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                     $362,560,665

Computation of net asset value
-------------------------------------------------------------------------------------------
Net asset value per share ($362,560,665 divided by 53,124,777
shares)                                                                               $6.82
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended April 30, 2002 (Unaudited)
Investment income:
-------------------------------------------------------------------------------------------
Interest                                                                       $ 16,104,414
-------------------------------------------------------------------------------------------
Dividend                                                                            346,255
-------------------------------------------------------------------------------------------
Securities lending                                                                    6,000
-------------------------------------------------------------------------------------------
Total investment income                                                          16,456,669

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                  1,353,671
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                      230,461
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                     6,936
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                      5,291
-------------------------------------------------------------------------------------------
Exchange listing fees                                                                26,827
-------------------------------------------------------------------------------------------
Other                                                                                91,172
-------------------------------------------------------------------------------------------
Total expenses                                                                    1,714,358
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                          (27,256)
-------------------------------------------------------------------------------------------
Net expenses                                                                      1,687,102
-------------------------------------------------------------------------------------------
Net investment income                                                            14,769,567
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                (13,082,484)
-------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                    (425,910)
-------------------------------------------------------------------------------------------
Net realized gain on written options (Note 1)                                         4,183
-------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                        (515,038)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the period                                                329,322
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments, futures contracts,
written options and swap contracts during the period                             15,279,595
-------------------------------------------------------------------------------------------
Net gain on investments                                                           1,589,668
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                           $ 16,359,235
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended            Year ended
                                                                         April 30            October 31
                                                                             2002*                 2001
-------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
-------------------------------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------------------------------
Net investment income                                                $ 14,769,567          $ 32,276,828
-------------------------------------------------------------------------------------------------------
Net realized loss on investments and
foreign currency transactions                                         (14,019,249)          (19,693,175)
-------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                           15,608,917             3,097,375
-------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                   16,359,235            15,681,028
-------------------------------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
-------------------------------------------------------------------------------------------------------
From net investment income                                            (15,293,664)          (30,678,868)
-------------------------------------------------------------------------------------------------------
Return of capital                                                              --            (2,504,749)
-------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                         197,609                    --
-------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                 1,263,180           (17,502,589)

Net assets
-------------------------------------------------------------------------------------------------------
Beginning of period                                                   361,297,485           378,800,074
-------------------------------------------------------------------------------------------------------
End of period (including distributions in excess of net investment
income of $4,210,264 and $3,686,167, respectively)                   $362,560,665          $361,297,485
-------------------------------------------------------------------------------------------------------
Number of fund shares
-------------------------------------------------------------------------------------------------------
Shares outstanding at beginning of period                              53,095,749            53,095,749
-------------------------------------------------------------------------------------------------------
Shares reinvested                                                          29,028                    --
-------------------------------------------------------------------------------------------------------
Shares outstanding at end of period                                    53,124,777            53,095,749
-------------------------------------------------------------------------------------------------------

    * Unaudited

      The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                             April 30
operating performance                (Unaudited)                      Year ended October 31
------------------------------------------------------------------------------------------------------------------
                                        2002         2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $6.80        $7.13        $7.72        $8.27        $9.26        $9.33
------------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------------
Net investment income (a)                .28          .61          .66          .64          .71          .66
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .03         (.31)        (.58)        (.48)        (.96)         .13
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .31          .30          .08          .16         (.25)         .79
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.29)        (.58)        (.56)        (.65)        (.65)        (.52)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --           --           --           --           --         (.33)
------------------------------------------------------------------------------------------------------------------
Return of capital                         --         (.05)        (.11)        (.06)        (.09)        (.01)
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.29)        (.63)        (.67)        (.71)        (.74)        (.86)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $6.82        $6.80        $7.13        $7.72        $8.27        $9.26
------------------------------------------------------------------------------------------------------------------
Market value,
end of period                         $6.880       $6.530       $6.438       $6.625       $8.125       $8.500
------------------------------------------------------------------------------------------------------------------
Total return at
market value (%)(b)                     9.95*       11.27         7.70       (10.50)        4.15        11.34
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $362,561     $361,297     $378,800     $410,012     $438,972     $491,652
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .48*         .94          .94          .94         1.00          .96
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               4.10*        8.63         8.66         7.93         7.81         7.18
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)            79.57*(d)   131.14(d)    147.33       124.21       202.83       246.84
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements. (Note 2)

(d) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

The accompanying notes are an integral part of these financial statements.



NOTES TO FINANCIAL STATEMENTS
April 30, 2002 (Unaudited)

Note 1
Significant accounting policies

Putnam Master Income Trust (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The investment objective of the fund is to seek high current income consistent with the preservation of capital. The fund intends to diversify its investments among the following three sectors of the fixed-income securities market: a U.S. investment-grade sector, consisting of debt obligations of the U.S. government and investment-grade U.S. corporate bonds, a high-yield sector, consisting of high yielding, lower-rated U.S. corporate fixed income securities and an international sector, consisting of obligations of foreign governments, their agencies and instrumentalities and other fixed-income securities denominated in foreign currencies.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships, generally recognized by institutional traders, between securities.

B) Joint trading account The fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

H) Interest rate swap contracts The fund may engage in interest rate swap agreements, which are arrangements between two parties to exchange cash flows based on a notional principal amount. The fund may enter into interest rate swap agreements, to manage the funds exposure to interest rates. Interest rate swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments made or received are included as part of interest income. Payments received or made upon early termination are recorded as realized gain or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or that the counterparty may default on its obligation to perform.

I) Security lending The fund may lend securities, through its agent Citibank N.A., to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by Citibank N.A., the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations.

J) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At October 31, 2001, the fund had a capital loss carryover of approximately $54,849,000 available to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover    Expiration
--------------    ------------------
   $3,956,000    October 31, 2006
   23,414,000    October 31, 2007
   11,528,000    October 31, 2008
   15,951,000    October 31, 2009

K) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2

Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.75% of the first $500 million of average weekly net assets, 0.65% of the next $500 million, 0.60% of the next $500 million, and 0.55% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the six months ended April 30, 2002, the fund's expenses were reduced by $27,256 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $691 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Note 3
Purchases and sales of securities

During the six months ended April 30, 2002, cost of purchases and proceeds from sales of investment securities other than U.S. government obligations and short-term investments aggregated $161,299,047 and $160,123,635, respectively. Purchases and sales of U.S. government obligations aggregated $318,690,374 and $320,174,509,respectively.

Written option transactions during the year are summarized as follows:

                                                  Contract         Premiums
                                                  Amounts          Received
---------------------------------------------------------------------------
Written options
outstanding at
beginning of year                              $    --             $    --
---------------------------------------------------------------------------
Options written                                      4               1,483
                                                     4               2,983
                                             1,512,000               2,342
                                               884,000               2,025
---------------------------------------------------------------------------
Options expired                             (1,512,000)             (2,342)
                                              (884,000)             (2,025)
---------------------------------------------------------------------------
Options closed                                      (4)             (1,483)
---------------------------------------------------------------------------
Written options
outstanding at
end of year                                    $     4              $2,983
---------------------------------------------------------------------------

Note 4
Share repurchase program

In November 1994, the Trustees authorized the fund to repurchase up to 2,650,000 of its shares in the open market. Repurchases will only be made when the fund's shares are trading at less than net asset value and at such times and amounts as is believed to be in the best interest of the fund's shareholders. Any repurchases of shares will have the effect of increasing the net asset value per share of remaining shares outstanding.

For the six months ended April 30, 2002, the fund repurchased no shares.

As of October 31, 2001 279,900 shares have been repurchased since the inception of the program.

Note 5
New accounting pronouncement

As required, the fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies. This Guide requires that the fund amortize premium and accrete discount on all fixed-income securities, and classify as interest income gains and losses realized on paydowns on mortgage-backed securities. Prior to November 1, 2001, the fund did not amortize premium and accrete discounts for certain fixed income securities and characterized as realized gains and losses paydowns on mortgage backed securities. Adopting these accounting principles did not affect the fund's net asset value, but did change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of operations. The adoption of this principle was not material to the financial statements.


FUND INFORMATION

ABOUT PUTNAM INVESTMENTS

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage over 100 mutual funds in growth, value, blend, fixed income, and international.

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Kevin Cronin
Vice President

Richard G. Leibovitch
Vice President

Richard A. Monaghan
Vice President

Michael T. Healy
Vice President

John R. Verani
Vice President


Call 1-800-225-1581 weekdays from 9 a.m. to 5 p.m. Eastern Time, or visit our Web site (www.putnaminvestments.com) any time for up-to-date information about the fund's NAV.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
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For account balances, economic forecasts, and the latest on Putnam funds, visit
www.putnaminvestments.com


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